UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05526
J.P. Morgan Mutual Fund Investment Trust
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)
Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Growth Advantage Fund
Class A Shares/Ticker: VHIAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class A Shares)	$108	1.00%
How did the Fund Perform?
The JPMorgan Growth Advantage Fund's Class A Shares, without a sales charge, returned 14.70% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Growth Index (the "Index") returned 16.89% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the consumer discretionary and industrials sectors detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to DoorDash, Inc. and CoreWeave, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class A Shares)	October 29, 1999	8.67%	15.75%	15.83%
JPMorgan Growth Advantage Fund (Class A Shares) - excluding sales charge		14.70	17.01	16.45
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Growth Index		16.89	17.55	16.38
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth Advantage Fund, the Russell 3000 Index and the Russell 3000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Index and the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of the new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$22,164,214
Total number of portfolio holdings	78
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$96,704
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.04% of the Fund's Class A Shares average daily net assets to 0.99% of the Fund's Class A Shares average daily net assets.
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

VHIAX-625
JPMorgan Growth Advantage Fund - Class A

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Growth Advantage Fund
Class C Shares/Ticker: JGACX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class C Shares)	$161	1.50%
How did the Fund Perform?
The JPMorgan Growth Advantage Fund's Class C Shares, without a sales charge, returned 14.16% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Growth Index (the "Index") returned 16.89% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the consumer discretionary and industrials sectors detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to DoorDash, Inc. and CoreWeave, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class C Shares)	May 1, 2006	13.16%	16.43%	15.98%
JPMorgan Growth Advantage Fund (Class C Shares) - excluding sales charge		14.16	16.43	15.98
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Growth Index		16.89	17.55	16.38
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Growth Advantage Fund, the Russell 3000 Index and the Russell 3000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of the new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$22,164,214
Total number of portfolio holdings	78
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$96,704
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.54% of the Fund's Class C Shares average daily net assets to 1.49% of the Fund's Class C Shares average daily net assets.
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JGACX-625
JPMorgan Growth Advantage Fund - Class C

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Growth Advantage Fund
Class I Shares/Ticker: JGASX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class I Shares)	$81	0.75%
How did the Fund Perform?
The JPMorgan Growth Advantage Fund's Class I Shares returned 14.99% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Growth Index (the "Index") returned 16.89% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the consumer discretionary and industrials sectors detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to DoorDash, Inc. and CoreWeave, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class I Shares)	May 1, 2006	14.99%	17.31%	16.73%
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Growth Index		16.89	17.55	16.38
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Growth Advantage Fund, the Russell 3000 Index and the Russell 3000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of the new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$22,164,214
Total number of portfolio holdings	78
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$96,704
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.79% of the Fund's Class I Shares average daily net assets to 0.74% of the Fund's Class I Shares average daily net assets.
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JGASX-625
JPMorgan Growth Advantage Fund - Class I

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Growth Advantage Fund
Class R2 Shares/Ticker: JGRJX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class R2 Shares)	$135	1.26%
How did the Fund Perform?
The JPMorgan Growth Advantage Fund's Class R2 Shares returned 14.43% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Growth Index (the "Index") returned 16.89% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the consumer discretionary and industrials sectors detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to DoorDash, Inc. and CoreWeave, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class R2 Shares)	July 31, 2017	14.43%	16.71%	16.15%
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Growth Index		16.89	17.55	16.38
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R2 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Growth Advantage Fund, the Russell 3000 Index and the Russell 3000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of the new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$22,164,214
Total number of portfolio holdings	78
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$96,704
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.30% of the Fund's Class R2 Shares average daily net assets to 1.25% of the Fund's Class R2 Shares average daily net assets.
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JGRJX-625
JPMorgan Growth Advantage Fund - Class R2

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Growth Advantage Fund

Class R3 Shares/Ticker: JGTTX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class R3 Shares)	$109	1.01%
How did the Fund Perform?
The JPMorgan Growth Advantage Fund's Class R3 Shares returned 14.71% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Growth Index (the "Index") returned 16.89% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the consumer discretionary and industrials sectors detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to DoorDash, Inc. and CoreWeave, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class R3 Shares)	May 31, 2017	14.71%	17.01%	16.45%
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Growth Index		16.89	17.55	16.38
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan Growth Advantage Fund, the Russell 3000 Index and the Russell 3000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of the new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$22,164,214
Total number of portfolio holdings	78
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$96,704
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.05% of the Fund's Class R3 Shares average daily net assets to 1.00% of the Fund's Class R3 Shares average daily net assets.
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JGTTX-625
JPMorgan Growth Advantage Fund - Class R3

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Growth Advantage Fund

Class R4 Shares/Ticker: JGTUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class R4 Shares)	$82	0.76%
How did the Fund Perform?
The JPMorgan Growth Advantage Fund's Class R4 Shares returned 14.99% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Growth Index (the "Index") returned 16.89% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the consumer discretionary and industrials sectors detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to DoorDash, Inc. and CoreWeave, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class R4 Shares)	May 31, 2017	14.99%	17.30%	16.74%
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Growth Index		16.89	17.55	16.38
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan Growth Advantage Fund, the Russell 3000 Index and the Russell 3000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of the new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$22,164,214
Total number of portfolio holdings	78
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$96,704
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.80% of the Fund's Class R4 Shares average daily net assets to 0.75% of the Fund's Class R4 Shares average daily net assets.
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JGTUX-625
JPMorgan Growth Advantage Fund - Class R4

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Growth Advantage Fund

Class R5 Shares/Ticker: JGVRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class R5 Shares)	$66	0.61%
How did the Fund Perform?
The JPMorgan Growth Advantage Fund's Class R5 Shares returned 15.17% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Growth Index (the "Index") returned 16.89% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the consumer discretionary and industrials sectors detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to DoorDash, Inc. and CoreWeave, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class R5 Shares)	January 8, 2009	15.17%	17.48%	16.90%
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Growth Index		16.89	17.55	16.38
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Growth Advantage Fund, the Russell 3000 Index and the Russell 3000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of the new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$22,164,214
Total number of portfolio holdings	78
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$96,704
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.65% of the Fund's Class R5 Shares average daily net assets to 0.60% of the Fund's Class R5 Shares average daily net assets.
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JGVRX-625
JPMorgan Growth Advantage Fund - Class R5

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Growth Advantage Fund

Class R6 Shares/Ticker: JGVVX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class R6 Shares)	$55	0.51%
How did the Fund Perform?
The JPMorgan Growth Advantage Fund's Class R6 Shares returned 15.27% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Growth Index (the "Index") returned 16.89% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the consumer discretionary and industrials sectors detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to DoorDash, Inc. and CoreWeave, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class R6 Shares)	December 23, 2013	15.27%	17.59%	17.03%
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Growth Index		16.89	17.55	16.38
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Growth Advantage Fund, the Russell 3000 Index and the Russell 3000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of the new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$22,164,214
Total number of portfolio holdings	78
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$96,704
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.55% of the Fund's Class R6 Shares average daily net assets to 0.50% of the Fund's Class R6 Shares average daily net assets.
Effective February 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added ''Non-Diversified Fund Risk'' disclosure to its summary prospectus as of February 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities..
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JGVVX-625
JPMorgan Growth Advantage Fund - Class R6

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2025 – $36,707

2024 – $36,796

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2025 – $5,941

2024 – $5,824

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2025 – $11,342

2024 – $11,106

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended June 30, 2025 and 2024, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2025 – Not applicable

2024 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2025 – 0.0%

2024 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2024 – $40.5 million

2023 – $34.9 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
J.P. Morgan Mid Cap/Multi-Cap Funds
June 30, 2025
JPMorgan Growth Advantage Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.3%
Aerospace & Defense — 0.9%
Howmet Aerospace, Inc.	1,097	204,215
Automobiles — 2.8%
Tesla, Inc. *	1,923	610,840
Biotechnology — 3.4%
Alnylam Pharmaceuticals, Inc. *	480	156,663
Gilead Sciences, Inc.	1,230	136,313
Insmed, Inc. *	1,662	167,255
Natera, Inc. *	1,282	216,574
Neurocrine Biosciences, Inc. *	671	84,345
		761,150
Broadline Retail — 5.4%
Amazon.com, Inc. *	5,468	1,199,520
Building Products — 0.6%
Trane Technologies plc	317	138,697
Capital Markets — 5.4%
Blackstone, Inc.	1,594	238,414
Goldman Sachs Group, Inc. (The)	351	248,570
Interactive Brokers Group, Inc., Class A	2,923	161,978
Intercontinental Exchange, Inc.	437	80,190
Moody's Corp.	396	198,851
Robinhood Markets, Inc., Class A *	1,664	155,765
Tradeweb Markets, Inc., Class A	705	103,137
		1,186,905
Commercial Services & Supplies — 0.6%
Copart, Inc. *	2,559	125,584
Construction & Engineering — 1.2%
Quanta Services, Inc.	720	272,246
Construction Materials — 0.4%
Eagle Materials, Inc.	395	79,902
Consumer Staples Distribution & Retail — 0.5%
Casey's General Stores, Inc.	202	103,311
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc. *	636	78,658
Electrical Equipment — 0.7%
AMETEK, Inc.	831	150,437
Energy Equipment & Services — 0.8%
TechnipFMC plc (United Kingdom)	5,420	186,657
Entertainment — 4.5%
Netflix, Inc. *	425	568,929
INVESTMENTS	SHARES (000)	VALUE ($000)

Entertainment — continued
Spotify Technology SA *	275	210,599
Take-Two Interactive Software, Inc. *	885	214,986
		994,514
Financial Services — 2.3%
Mastercard, Inc., Class A	923	518,518
Ground Transportation — 1.0%
Uber Technologies, Inc. *	2,314	215,944
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	825	112,245
Intuitive Surgical, Inc. *	586	318,092
		430,337
Health Care Providers & Services — 1.0%
McKesson Corp.	305	223,622
Hotels, Restaurants & Leisure — 3.7%
Booking Holdings, Inc.	59	341,733
DoorDash, Inc., Class A *	1,079	266,044
Flutter Entertainment plc (United Kingdom) *	470	134,251
Hilton Worldwide Holdings, Inc.	288	76,588
		818,616
Household Durables — 0.6%
Garmin Ltd.	589	122,983
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp.	594	115,154
Industrial Conglomerates — 0.8%
3M Co.	1,187	180,655
Insurance — 0.5%
Progressive Corp. (The)	391	104,254
Interactive Media & Services — 6.8%
Alphabet, Inc., Class C	2,026	359,458
Meta Platforms, Inc., Class A	1,563	1,153,209
		1,512,667
IT Services — 2.7%
CoreWeave, Inc., Class A *	974	158,882
Shopify, Inc., Class A (Canada) *	930	107,301
Snowflake, Inc., Class A *	1,088	243,357
Twilio, Inc., Class A *	726	90,258
		599,798
Life Sciences Tools & Services — 1.0%
IQVIA Holdings, Inc. *	308	48,615
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	1

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — continued
Mettler-Toledo International, Inc. *	54	63,662
Thermo Fisher Scientific, Inc.	289	116,984
		229,261
Machinery — 2.1%
Deere & Co.	287	145,742
Ingersoll Rand, Inc.	1,462	121,625
ITT, Inc.	1,211	189,977
		457,344
Oil, Gas & Consumable Fuels — 1.7%
Cheniere Energy, Inc.	476	115,791
EOG Resources, Inc.	1,131	135,305
Williams Cos., Inc. (The)	1,953	122,656
		373,752
Pharmaceuticals — 1.3%
Eli Lilly & Co.	357	278,192
Semiconductors & Semiconductor Equipment — 16.2%
Broadcom, Inc.	3,586	988,544
NVIDIA Corp.	14,362	2,269,091
ON Semiconductor Corp. *	1,761	92,288
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	713	161,399
Teradyne, Inc.	853	76,750
		3,588,072
Software — 17.7%
AppLovin Corp., Class A *	168	58,951
Atlassian Corp., Class A *	650	132,043
Crowdstrike Holdings, Inc., Class A *	429	218,261
HubSpot, Inc. *	279	155,472
Intuit, Inc.	533	419,580
Microsoft Corp.	4,295	2,136,293
Oracle Corp.	1,274	278,450
Palo Alto Networks, Inc. *	1,272	260,302
ServiceNow, Inc. *	126	129,906
Synopsys, Inc. *	276	141,345
		3,930,603
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialized REITs — 0.6%
American Tower Corp.	580	128,299
Specialty Retail — 2.9%
AutoZone, Inc. *	51	188,244
Home Depot, Inc. (The)	423	155,195
TJX Cos., Inc. (The)	1,703	210,315
Ulta Beauty, Inc. *	214	100,159
		653,913
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	6,645	1,363,281
Trading Companies & Distributors — 0.3%
Air Lease Corp.	1,261	73,743
Total Common Stocks (Cost $10,305,379)		22,011,644
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b) (Cost $222,578)	222,553	222,598
Total Investments — 100.3% (Cost $10,527,957)		22,234,242
Liabilities in Excess of Other Assets — (0.3)%		(70,028)
NET ASSETS — 100.0%		22,164,214

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.3%
Aerospace & Defense — 3.2%
Axon Enterprise, Inc. *	48	40,126
HEICO Corp., Class A	142	36,679
Howmet Aerospace, Inc.	298	55,405
Rocket Lab Corp. * (a)	365	13,065
Woodward, Inc.	119	29,188
		174,463
Automobiles — 0.2%
Thor Industries, Inc. (a)	97	8,627
Banks — 3.0%
Columbia Banking System, Inc.	637	14,897
Fifth Third Bancorp	914	37,599
First Citizens BancShares, Inc., Class A	24	46,034
M&T Bank Corp.	216	41,921
Regions Financial Corp.	1,080	25,405
		165,856
Beverages — 1.0%
Constellation Brands, Inc., Class A	118	19,187
Keurig Dr Pepper, Inc.	1,124	37,153
		56,340
Biotechnology — 2.5%
Alkermes plc *	209	5,972
Alnylam Pharmaceuticals, Inc. *	106	34,556
Insmed, Inc. *	257	25,868
Natera, Inc. *	163	27,647
Neurocrine Biosciences, Inc. *	177	22,219
Nuvalent, Inc., Class A *	71	5,414
Revolution Medicines, Inc. *	116	4,263
Ultragenyx Pharmaceutical, Inc. *	195	7,095
Viking Therapeutics, Inc. * (a)	173	4,583
		137,617
Broadline Retail — 0.2%
Coupang, Inc. (South Korea) *	395	11,818
Building Products — 1.3%
AZEK Co., Inc. (The) *	101	5,467
Carlisle Cos., Inc.	140	52,382
Simpson Manufacturing Co., Inc.	37	5,673
Trane Technologies plc	23	10,141
		73,663
Capital Markets — 7.5%
Ameriprise Financial, Inc.	111	59,203
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Ares Management Corp.	197	34,122
Blue Owl Capital, Inc.	1,081	20,766
Coinbase Global, Inc., Class A *	39	13,802
FactSet Research Systems, Inc.	31	13,643
Interactive Brokers Group, Inc., Class A	240	13,309
Jefferies Financial Group, Inc.	231	12,655
LPL Financial Holdings, Inc.	72	27,155
MSCI, Inc.	36	20,892
Northern Trust Corp.	114	14,446
Raymond James Financial, Inc.	446	68,359
Robinhood Markets, Inc., Class A *	307	28,756
State Street Corp.	563	59,845
TPG, Inc.	139	7,276
Tradeweb Markets, Inc., Class A	126	18,370
		412,599
Chemicals — 0.6%
RPM International, Inc.	314	34,495
Commercial Services & Supplies — 1.1%
Copart, Inc. *	219	10,730
MSA Safety, Inc.	51	8,576
Veralto Corp.	382	38,614
		57,920
Communications Equipment — 0.2%
Ciena Corp. *	134	10,912
Construction & Engineering — 1.1%
Comfort Systems USA, Inc.	42	22,647
Quanta Services, Inc.	104	39,045
		61,692
Construction Materials — 1.0%
Eagle Materials, Inc.	53	10,801
Martin Marietta Materials, Inc.	76	41,656
		52,457
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc.	35	17,700
Kroger Co. (The)	532	38,166
Performance Food Group Co. *	151	13,262
US Foods Holding Corp. *	190	14,617
		83,745
Containers & Packaging — 2.4%
Ball Corp.	588	32,987
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	3

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Containers & Packaging — continued
Graphic Packaging Holding Co.	731	15,404
International Paper Co.	656	30,740
Packaging Corp. of America	113	21,220
Silgan Holdings, Inc.	592	32,068
		132,419
Distributors — 0.7%
Genuine Parts Co.	332	40,312
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc. *	123	15,250
Electric Utilities — 1.3%
PG&E Corp.	1,632	22,742
Xcel Energy, Inc.	741	50,482
		73,224
Electrical Equipment — 3.2%
Acuity, Inc.	132	39,290
AMETEK, Inc.	352	63,675
Hubbell, Inc.	116	47,433
Vertiv Holdings Co., Class A	225	28,881
		179,279
Electronic Equipment, Instruments & Components — 3.9%
CDW Corp.	180	32,094
Jabil, Inc.	166	36,277
TD SYNNEX Corp.	378	51,272
Teledyne Technologies, Inc. *	107	55,027
Zebra Technologies Corp., Class A *	139	42,880
		217,550
Energy Equipment & Services — 0.8%
Baker Hughes Co.	862	33,041
TechnipFMC plc (United Kingdom)	356	12,247
		45,288
Entertainment — 1.7%
ROBLOX Corp., Class A *	364	38,325
Take-Two Interactive Software, Inc. *	126	30,435
Warner Music Group Corp., Class A	906	24,676
		93,436
Financial Services — 2.5%
Fidelity National Information Services, Inc.	866	70,527
MGIC Investment Corp.	1,949	54,266
Rocket Cos., Inc., Class A (a)	815	11,548
		136,341
INVESTMENTS	SHARES (000)	VALUE ($000)

Food Products — 1.6%
General Mills, Inc.	657	34,037
Hershey Co. (The)	131	21,841
Post Holdings, Inc. *	293	31,926
		87,804
Ground Transportation — 0.6%
JB Hunt Transport Services, Inc.	242	34,701
Health Care Equipment & Supplies — 2.3%
Cooper Cos., Inc. (The) *	129	9,201
Dexcom, Inc. *	296	25,802
Edwards Lifesciences Corp. *	89	6,910
GE HealthCare Technologies, Inc.	497	36,806
Globus Medical, Inc., Class A *	571	33,713
Inspire Medical Systems, Inc. *	33	4,314
Penumbra, Inc. *	49	12,579
		129,325
Health Care Providers & Services — 3.6%
Cencora, Inc.	157	47,009
Henry Schein, Inc. *	621	45,371
Humana, Inc.	90	22,091
McKesson Corp.	40	29,701
Quest Diagnostics, Inc.	314	56,331
		200,503
Health Care REITs — 0.5%
Healthpeak Properties, Inc.	912	15,974
Ventas, Inc.	193	12,176
		28,150
Health Care Technology — 0.6%
Veeva Systems, Inc., Class A *	110	31,680
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.	2,251	34,579
Hotels, Restaurants & Leisure — 5.1%
Chipotle Mexican Grill, Inc. *	196	11,016
Darden Restaurants, Inc.	153	33,241
DoorDash, Inc., Class A *	89	22,039
Expedia Group, Inc.	160	26,990
Flutter Entertainment plc (United Kingdom) *	174	49,681
Hilton Worldwide Holdings, Inc.	214	57,058
Planet Fitness, Inc., Class A *	157	17,161
Royal Caribbean Cruises Ltd.	207	64,748
		281,934
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — 1.0%
Garmin Ltd.	43	8,988
Mohawk Industries, Inc. *	306	32,091
Somnigroup International, Inc.	183	12,429
		53,508
Independent Power and Renewable Electricity Producers — 1.1%
Vistra Corp.	319	61,761
Insurance — 4.5%
Arch Capital Group Ltd.	626	56,999
Arthur J Gallagher & Co.	42	13,342
Hartford Insurance Group, Inc. (The)	460	58,319
Loews Corp.	741	67,907
WR Berkley Corp.	692	50,865
		247,432
Interactive Media & Services — 1.0%
IAC, Inc. *	770	28,777
Reddit, Inc., Class A *	162	24,344
		53,121
IT Services — 3.2%
Cloudflare, Inc., Class A *	199	38,991
Gartner, Inc. *	70	28,453
GoDaddy, Inc., Class A *	266	47,816
MongoDB, Inc. *	57	11,880
Okta, Inc. *	118	11,821
Snowflake, Inc., Class A *	90	20,086
Twilio, Inc., Class A *	128	15,955
		175,002
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	86	10,218
IQVIA Holdings, Inc. *	272	42,873
Mettler-Toledo International, Inc. *	10	11,365
		64,456
Machinery — 4.9%
Dover Corp.	280	51,314
Esab Corp.	136	16,402
Ingersoll Rand, Inc.	641	53,316
ITT, Inc.	422	66,100
Lincoln Electric Holdings, Inc.	204	42,327
Middleby Corp. (The) *	208	30,017
Westinghouse Air Brake Technologies Corp.	64	13,404
		272,880
INVESTMENTS	SHARES (000)	VALUE ($000)

Media — 0.6%
Omnicom Group, Inc.	298	21,456
Trade Desk, Inc. (The), Class A *	195	14,002
		35,458
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	474	20,556
Multi-Utilities — 3.2%
CMS Energy Corp.	754	52,230
NiSource, Inc.	1,061	42,787
Sempra	162	12,295
WEC Energy Group, Inc.	652	67,968
		175,280
Oil, Gas & Consumable Fuels — 4.4%
Cheniere Energy, Inc.	218	53,113
Coterra Energy, Inc.	1,560	39,600
Diamondback Energy, Inc.	327	44,932
EOG Resources, Inc.	102	12,165
Marathon Petroleum Corp.	212	35,138
Williams Cos., Inc. (The)	896	56,292
		241,240
Pharmaceuticals — 0.5%
Jazz Pharmaceuticals plc *	259	27,525
Professional Services — 1.1%
Parsons Corp. *	459	32,968
UL Solutions, Inc., Class A	390	28,412
		61,380
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A *	129	18,104
Residential REITs — 1.5%
American Homes 4 Rent, Class A	1,014	36,563
AvalonBay Communities, Inc.	188	38,187
Mid-America Apartment Communities, Inc.	58	8,671
		83,421
Retail REITs — 1.3%
Regency Centers Corp.	564	40,174
Simon Property Group, Inc.	209	33,640
		73,814
Semiconductors & Semiconductor Equipment — 1.4%
Monolithic Power Systems, Inc.	22	16,345
ON Semiconductor Corp. *	801	42,000
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	5

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Rambus, Inc. *	123	7,874
Teradyne, Inc.	132	11,832
		78,051
Software — 3.3%
AppLovin Corp., Class A *	24	8,472
Atlassian Corp., Class A *	56	11,451
Confluent, Inc., Class A *	520	12,970
CyberArk Software Ltd. *	41	16,615
Datadog, Inc., Class A *	233	31,234
Fair Isaac Corp. *	5	8,849
Gitlab, Inc., Class A *	108	4,892
HubSpot, Inc. *	51	28,100
Monday.com Ltd. *	44	13,928
Nutanix, Inc., Class A *	257	19,680
Rubrik, Inc., Class A *	88	7,848
Tyler Technologies, Inc. *	17	9,918
Zoom Communications, Inc., Class A *	124	9,649
		183,606
Specialized REITs — 2.0%
Crown Castle, Inc.	85	8,704
Public Storage	113	33,078
SBA Communications Corp.	138	32,379
Weyerhaeuser Co.	1,434	36,858
		111,019
Specialty Retail — 4.0%
AutoZone, Inc. *	15	54,729
Bath & Body Works, Inc.	856	25,639
Best Buy Co., Inc.	396	26,590
Burlington Stores, Inc. *	86	19,922
Carvana Co. *	72	24,445
Floor & Decor Holdings, Inc., Class A *	85	6,424
Ross Stores, Inc.	244	31,100
Tractor Supply Co.	236	12,478
Ulta Beauty, Inc. *	48	22,638
		223,965
INVESTMENTS	SHARES (000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — 1.1%
On Holding AG, Class A (Switzerland) *	441	22,964
Ralph Lauren Corp.	144	39,289
		62,253
Trading Companies & Distributors — 0.2%
Air Lease Corp.	200	11,704
Total Common Stocks (Cost $4,087,728)		5,439,515
Short-Term Investments — 2.0%
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (b) (c) (Cost $87,741)	87,739	87,757
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c) (Cost $24,285)	24,285	24,285
Total Short-Term Investments (Cost $112,026)		112,042
Total Investments — 100.3% (Cost $4,199,754)		5,551,557
Liabilities in Excess of Other Assets — (0.3)%		(14,812)
NET ASSETS — 100.0%		5,536,745

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2025. The total value of securities on loan at June 30, 2025 is $23,550.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.7%
Aerospace & Defense — 7.3%
Axon Enterprise, Inc. *	306	253,426
HEICO Corp., Class A	897	232,203
Howmet Aerospace, Inc.	1,880	349,925
Rocket Lab Corp. * (a)	2,307	82,517
		918,071
Automobiles — 0.4%
Thor Industries, Inc. (a)	613	54,453
Biotechnology — 6.9%
Alkermes plc *	1,318	37,696
Alnylam Pharmaceuticals, Inc. *	669	218,104
Insmed, Inc. *	1,623	163,380
Natera, Inc. *	1,033	174,497
Neurocrine Biosciences, Inc. *	1,116	140,237
Nuvalent, Inc., Class A *	453	34,569
Revolution Medicines, Inc. *	731	26,907
Ultragenyx Pharmaceutical, Inc. *	1,232	44,781
Viking Therapeutics, Inc. * (a)	1,091	28,924
		869,095
Broadline Retail — 0.6%
Coupang, Inc. (South Korea) *	2,491	74,638
Building Products — 1.7%
AZEK Co., Inc. (The) *	641	34,816
Carlisle Cos., Inc.	217	81,126
Simpson Manufacturing Co., Inc.	233	36,225
Trane Technologies plc	146	64,003
		216,170
Capital Markets — 10.1%
Ares Management Corp.	1,244	215,491
Coinbase Global, Inc., Class A *	249	87,111
FactSet Research Systems, Inc.	193	86,107
Interactive Brokers Group, Inc., Class A	1,516	84,004
Jefferies Financial Group, Inc.	1,460	79,875
LPL Financial Holdings, Inc.	457	171,392
MSCI, Inc.	229	131,863
Raymond James Financial, Inc.	474	72,680
Robinhood Markets, Inc., Class A *	1,938	181,499
TPG, Inc.	875	45,920
Tradeweb Markets, Inc., Class A	792	115,945
		1,271,887
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — 1.0%
Copart, Inc. *	1,380	67,720
MSA Safety, Inc.	323	54,131
		121,851
Communications Equipment — 0.5%
Ciena Corp. *	847	68,874
Construction & Engineering — 3.1%
Comfort Systems USA, Inc.	267	142,942
Quanta Services, Inc.	652	246,597
		389,539
Construction Materials — 0.5%
Eagle Materials, Inc.	337	68,173
Consumer Staples Distribution & Retail — 1.6%
Casey's General Stores, Inc.	219	111,717
Performance Food Group Co. *	957	83,702
		195,419
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc. *	779	96,252
Electrical Equipment — 2.0%
AMETEK, Inc.	408	73,871
Vertiv Holdings Co., Class A	1,422	182,502
		256,373
Electronic Equipment, Instruments & Components — 0.4%
Teledyne Technologies, Inc. *	108	55,149
Energy Equipment & Services — 0.6%
TechnipFMC plc (United Kingdom)	2,244	77,296
Entertainment — 3.4%
ROBLOX Corp., Class A *	2,301	242,056
Take-Two Interactive Software, Inc. *	791	192,219
		434,275
Financial Services — 0.6%
Rocket Cos., Inc., Class A (a)	5,140	72,886
Health Care Equipment & Supplies — 3.0%
Cooper Cos., Inc. (The) *	816	58,072
Dexcom, Inc. *	1,868	163,041
Edwards Lifesciences Corp. *	558	43,615
Inspire Medical Systems, Inc. *	210	27,226
Penumbra, Inc. *	309	79,397
		371,351
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	7

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 1.5%
McKesson Corp.	256	187,584
Health Care Technology — 1.6%
Veeva Systems, Inc., Class A *	694	199,952
Hotels, Restaurants & Leisure — 11.1%
Chipotle Mexican Grill, Inc. *	1,238	69,528
DoorDash, Inc., Class A *	564	139,105
Flutter Entertainment plc (United Kingdom) *	1,098	313,772
Hilton Worldwide Holdings, Inc.	1,353	360,366
Planet Fitness, Inc., Class A *	993	108,314
Royal Caribbean Cruises Ltd.	1,307	409,137
		1,400,222
Household Durables — 1.1%
Garmin Ltd.	272	56,731
Somnigroup International, Inc. (a)	1,153	78,446
		135,177
Independent Power and Renewable Electricity Producers — 3.1%
Vistra Corp.	2,014	390,268
Insurance — 0.7%
Arthur J Gallagher & Co.	263	84,212
Interactive Media & Services — 1.2%
Reddit, Inc., Class A *	1,021	153,750
IT Services — 8.0%
Cloudflare, Inc., Class A *	1,257	246,258
CoreWeave, Inc., Class A *	575	93,710
Gartner, Inc. *	445	179,704
GoDaddy, Inc., Class A *	616	110,928
MongoDB, Inc. *	357	74,981
Okta, Inc. *	746	74,610
Snowflake, Inc., Class A *	567	126,777
Twilio, Inc., Class A *	810	100,703
		1,007,671
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	547	64,490
IQVIA Holdings, Inc. *	206	32,538
Mettler-Toledo International, Inc. *	61	71,733
		168,761
Machinery — 2.9%
Esab Corp.	859	103,523
Ingersoll Rand, Inc.	664	55,271
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
ITT, Inc.	772	121,004
Westinghouse Air Brake Technologies Corp.	404	84,601
		364,399
Media — 0.7%
Trade Desk, Inc. (The), Class A *	1,228	88,376
Oil, Gas & Consumable Fuels — 2.8%
Cheniere Energy, Inc.	567	138,169
EOG Resources, Inc.	642	76,781
Williams Cos., Inc. (The)	2,099	131,846
		346,796
Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A *	816	114,342
Semiconductors & Semiconductor Equipment — 2.2%
Monolithic Power Systems, Inc.	141	103,473
ON Semiconductor Corp. *	967	50,664
Rambus, Inc. *	776	49,694
Teradyne, Inc.	831	74,680
		278,511
Software — 8.7%
AppLovin Corp., Class A *	153	53,472
Atlassian Corp., Class A *	356	72,277
Confluent, Inc., Class A *	3,284	81,863
CyberArk Software Ltd. *	258	104,864
Datadog, Inc., Class A *	1,468	197,269
Fair Isaac Corp. *	30	55,852
Gitlab, Inc., Class A *	684	30,874
HubSpot, Inc. *	319	177,355
Monday.com Ltd. *	279	87,907
Nutanix, Inc., Class A *	1,625	124,210
Rubrik, Inc., Class A *	553	49,536
Tyler Technologies, Inc. *	106	62,601
		1,098,080
Specialized REITs — 0.4%
Crown Castle, Inc.	535	54,939
Specialty Retail — 5.2%
AutoZone, Inc. *	29	106,251
Burlington Stores, Inc. *	541	125,742
Carvana Co. *	458	154,386
Floor & Decor Holdings, Inc., Class A *	534	40,548
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Tractor Supply Co.	1,492	78,755
Ulta Beauty, Inc. *	305	142,883
		648,565
Textiles, Apparel & Luxury Goods — 1.2%
On Holding AG, Class A (Switzerland) *	2,787	145,035
Trading Companies & Distributors — 0.6%
Air Lease Corp.	1,263	73,871
Total Common Stocks (Cost $9,342,668)		12,552,263
Short-Term Investments — 1.3%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (b) (c) (Cost $26,243)	26,244	26,249
Investment of Cash Collateral from Securities Loaned — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c) (Cost $141,650)	141,650	141,650
Total Short-Term Investments (Cost $167,893)		167,899
Total Investments — 101.0% (Cost $9,510,561)		12,720,162
Liabilities in Excess of Other Assets — (1.0)%		(129,135)
NET ASSETS — 100.0%		12,591,027

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2025. The total value of securities on loan at June 30, 2025 is $137,577.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	9

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.0%
Aerospace & Defense — 0.8%
Woodward, Inc.	422	103,382
Banks — 4.8%
Columbia Banking System, Inc.	2,257	52,762
Fifth Third Bancorp	3,501	143,997
First Citizens BancShares, Inc., Class A	83	163,050
M&T Bank Corp.	765	148,481
Regions Financial Corp.	3,826	89,984
		598,274
Beverages — 1.6%
Constellation Brands, Inc., Class A	418	67,957
Keurig Dr Pepper, Inc.	3,980	131,593
		199,550
Building Products — 1.1%
Carlisle Cos., Inc.	375	140,008
Capital Markets — 6.0%
Ameriprise Financial, Inc.	393	209,694
Blue Owl Capital, Inc.	3,829	73,551
Northern Trust Corp.	403	51,165
Raymond James Financial, Inc.	1,313	201,336
State Street Corp.	1,993	211,967
		747,713
Chemicals — 1.0%
RPM International, Inc.	1,112	122,177
Commercial Services & Supplies — 1.1%
Veralto Corp.	1,355	136,767
Construction Materials — 1.2%
Martin Marietta Materials, Inc.	269	147,542
Consumer Staples Distribution & Retail — 1.5%
Kroger Co. (The)	1,882	134,979
US Foods Holding Corp. *	672	51,770
		186,749
Containers & Packaging — 3.7%
Ball Corp.	2,083	116,837
Graphic Packaging Holding Co.	2,590	54,560
International Paper Co.	2,325	108,877
Packaging Corp. of America	399	75,159
Silgan Holdings, Inc.	2,096	113,582
		469,015
Distributors — 1.1%
Genuine Parts Co.	1,177	142,783
INVESTMENTS	SHARES (000)	VALUE ($000)

Electric Utilities — 2.1%
PG&E Corp.	5,769	80,422
Xcel Energy, Inc.	2,626	178,802
		259,224
Electrical Equipment — 3.9%
Acuity, Inc.	466	138,959
AMETEK, Inc.	1,017	184,076
Hubbell, Inc.	411	168,004
		491,039
Electronic Equipment, Instruments & Components — 5.9%
CDW Corp.	635	113,335
Jabil, Inc.	589	128,401
TD SYNNEX Corp.	1,338	181,599
Teledyne Technologies, Inc. *	320	163,953
Zebra Technologies Corp., Class A *	492	151,876
		739,164
Energy Equipment & Services — 0.9%
Baker Hughes Co.	3,072	117,797
Entertainment — 0.7%
Warner Music Group Corp., Class A	3,218	87,672
Financial Services — 3.5%
Fidelity National Information Services, Inc.	3,068	249,801
MGIC Investment Corp.	6,904	192,205
		442,006
Food Products — 2.5%
General Mills, Inc.	2,324	120,372
Hershey Co. (The)	466	77,357
Post Holdings, Inc. *	1,037	113,078
		310,807
Ground Transportation — 1.0%
JB Hunt Transport Services, Inc.	856	122,907
Health Care Equipment & Supplies — 2.0%
GE HealthCare Technologies, Inc.	1,760	130,365
Globus Medical, Inc., Class A *	2,023	119,406
		249,771
Health Care Providers & Services — 4.8%
Cencora, Inc.	555	166,502
Henry Schein, Inc. *	2,200	160,701
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Humana, Inc.	320	78,244
Quest Diagnostics, Inc.	1,111	199,519
		604,966
Health Care REITs — 0.8%
Healthpeak Properties, Inc.	3,219	56,370
Ventas, Inc.	682	43,048
		99,418
Hotel & Resort REITs — 1.0%
Host Hotels & Resorts, Inc.	7,974	122,477
Hotels, Restaurants & Leisure — 1.7%
Darden Restaurants, Inc.	540	117,735
Expedia Group, Inc.	567	95,595
		213,330
Household Durables — 0.9%
Mohawk Industries, Inc. *	1,084	113,665
Insurance — 6.6%
Arch Capital Group Ltd.	2,218	201,886
Hartford Insurance Group, Inc. (The)	1,628	206,558
Loews Corp.	2,624	240,521
WR Berkley Corp.	2,452	180,159
		829,124
Interactive Media & Services — 0.8%
IAC, Inc. *	2,730	101,925
IT Services — 0.8%
GoDaddy, Inc., Class A *	595	107,110
Life Sciences Tools & Services — 1.1%
IQVIA Holdings, Inc. *	848	133,591
Machinery — 6.1%
Dover Corp.	992	181,749
Ingersoll Rand, Inc.	1,898	157,824
ITT, Inc.	1,060	166,215
Lincoln Electric Holdings, Inc.	723	149,919
Middleby Corp. (The) *	738	106,318
		762,025
Media — 0.6%
Omnicom Group, Inc.	1,054	75,806
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	1,680	72,809
INVESTMENTS	SHARES (000)	VALUE ($000)

Multi-Utilities — 4.9%
CMS Energy Corp.	2,670	184,993
NiSource, Inc.	3,757	151,546
Sempra	574	43,494
WEC Energy Group, Inc.	2,310	240,737
		620,770
Oil, Gas & Consumable Fuels — 5.2%
Cheniere Energy, Inc.	454	110,584
Coterra Energy, Inc.	5,526	140,259
Diamondback Energy, Inc.	1,154	158,590
Marathon Petroleum Corp.	747	124,003
Williams Cos., Inc. (The)	1,988	124,870
		658,306
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals plc *	919	97,492
Professional Services — 1.7%
Parsons Corp. *	1,627	116,769
UL Solutions, Inc., Class A	1,386	101,016
		217,785
Residential REITs — 2.4%
American Homes 4 Rent, Class A	3,590	129,502
AvalonBay Communities, Inc.	665	135,255
Mid-America Apartment Communities, Inc.	207	30,652
		295,409
Retail REITs — 2.1%
Regency Centers Corp.	1,998	142,294
Simon Property Group, Inc.	741	119,221
		261,515
Semiconductors & Semiconductor Equipment — 1.0%
ON Semiconductor Corp. *	2,311	121,132
Software — 0.3%
Zoom Communications, Inc., Class A *	438	34,177
Specialized REITs — 2.9%
Public Storage	399	117,160
SBA Communications Corp.	488	114,684
Weyerhaeuser Co.	5,082	130,547
		362,391
Specialty Retail — 3.4%
AutoZone, Inc. *	36	134,219
Bath & Body Works, Inc.	3,031	90,809
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	11

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Best Buy Co., Inc.	1,403	94,180
Ross Stores, Inc.	863	110,028
		429,236
Textiles, Apparel & Luxury Goods — 1.1%
Ralph Lauren Corp.	507	139,156
Total Common Stocks (Cost $7,950,299)		12,287,962
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b) (Cost $229,258)	229,232	229,278
Total Investments — 99.8% (Cost $8,179,557)		12,517,240
Other Assets in Excess of Liabilities — 0.2%		21,580
NET ASSETS — 100.0%		12,538,820

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.9%
Aerospace & Defense — 2.0%
General Dynamics Corp.	247	72,070
RTX Corp.	717	104,688
		176,758
Air Freight & Logistics — 0.9%
FedEx Corp.	352	80,068
Automobile Components — 0.4%
Gentex Corp.	1,710	37,599
Banks — 11.4%
Bank of America Corp.	3,441	162,815
Columbia Banking System, Inc.	1,480	34,594
Fifth Third Bancorp	881	36,253
First Citizens BancShares, Inc., Class A	63	123,725
M&T Bank Corp.	866	167,976
PNC Financial Services Group, Inc. (The)	393	73,346
Regions Financial Corp.	3,989	93,821
Wells Fargo & Co.	4,084	327,174
		1,019,704
Beverages — 2.0%
Constellation Brands, Inc., Class A	239	38,942
Keurig Dr Pepper, Inc.	2,648	87,525
PepsiCo, Inc.	371	49,028
		175,495
Biotechnology — 2.7%
AbbVie, Inc.	938	174,192
Regeneron Pharmaceuticals, Inc.	65	33,999
Vertex Pharmaceuticals, Inc. *	75	33,344
		241,535
Broadline Retail — 1.3%
Amazon.com, Inc. *	519	113,942
Building Products — 1.5%
Carlisle Cos., Inc.	200	74,837
Fortune Brands Innovations, Inc.	986	50,754
Hayward Holdings, Inc. *	529	7,298
		132,889
Capital Markets — 5.1%
Ameriprise Financial, Inc.	79	42,316
Charles Schwab Corp. (The)	803	73,268
Morgan Stanley	505	71,091
Northern Trust Corp.	988	125,303
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Raymond James Financial, Inc.	167	25,570
State Street Corp.	1,113	118,400
		455,948
Chemicals — 0.7%
Axalta Coating Systems Ltd. *	2,096	62,221
Communications Equipment — 0.3%
Cisco Systems, Inc.	418	29,022
Construction & Engineering — 0.9%
WillScot Holdings Corp.	2,791	76,478
Construction Materials — 0.8%
Martin Marietta Materials, Inc.	129	70,909
Consumer Finance — 2.7%
American Express Co.	204	65,048
Capital One Financial Corp.	821	174,681
		239,729
Containers & Packaging — 2.8%
Graphic Packaging Holding Co.	2,603	54,844
International Paper Co.	765	35,807
Packaging Corp. of America	234	44,170
Silgan Holdings, Inc.	872	47,238
Smurfit WestRock plc	1,559	67,298
		249,357
Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	1,663	71,944
Electric Utilities — 2.5%
Entergy Corp.	376	31,275
NextEra Energy, Inc.	1,350	93,689
PG&E Corp.	3,708	51,688
Xcel Energy, Inc.	724	49,299
		225,951
Electrical Equipment — 0.6%
Eaton Corp. plc	145	51,751
Electronic Equipment, Instruments & Components — 2.0%
Jabil, Inc.	314	68,333
TD SYNNEX Corp.	837	113,596
		181,929
Entertainment — 1.1%
Walt Disney Co. (The)	816	101,243
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	13

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — 4.1%
Berkshire Hathaway, Inc., Class B *	455	221,164
Corpay, Inc. *	204	67,565
MGIC Investment Corp.	2,822	78,575
		367,304
Food Products — 0.7%
Post Holdings, Inc. *	549	59,816
Ground Transportation — 1.4%
JB Hunt Transport Services, Inc.	400	57,369
Union Pacific Corp.	296	68,168
		125,537
Health Care Equipment & Supplies — 1.4%
Align Technology, Inc. *	309	58,506
Medtronic plc	766	66,793
		125,299
Health Care Providers & Services — 7.5%
Cencora, Inc.	393	117,912
Cigna Group (The)	283	93,424
CVS Health Corp.	914	63,018
HCA Healthcare, Inc.	184	70,610
Henry Schein, Inc. *	1,603	117,095
Humana, Inc.	110	26,981
Labcorp Holdings, Inc.	367	96,281
UnitedHealth Group, Inc.	267	83,295
		668,616
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc.	1,257	14,664
Host Hotels & Resorts, Inc.	3,311	50,865
		65,529
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.	9	55,009
Expedia Group, Inc.	278	46,843
McDonald's Corp.	305	89,032
		190,884
Household Durables — 0.7%
Mohawk Industries, Inc. *	561	58,796
Household Products — 0.8%
Procter & Gamble Co. (The)	456	72,693
Industrial REITs — 0.3%
EastGroup Properties, Inc.	160	26,791
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — 5.6%
Arch Capital Group Ltd.	508	46,265
Chubb Ltd.	209	60,719
Kinsale Capital Group, Inc.	75	36,094
Loews Corp.	1,227	112,433
Oscar Health, Inc., Class A *	1,872	40,129
Progressive Corp. (The)	75	20,172
Travelers Cos., Inc. (The)	481	128,735
WR Berkley Corp.	741	54,440
		498,987
Interactive Media & Services — 1.4%
Alphabet, Inc., Class C	458	81,267
Angi, Inc. *	514	7,841
IAC, Inc. *	991	36,987
		126,095
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A	746	58,222
Machinery — 1.6%
Dover Corp.	479	87,709
Middleby Corp. (The) *	409	58,898
		146,607
Media — 0.4%
Omnicom Group, Inc.	470	33,779
Multi-Utilities — 0.3%
Public Service Enterprise Group, Inc.	363	30,546
Oil, Gas & Consumable Fuels — 6.1%
Chevron Corp.	960	137,410
ConocoPhillips	1,486	133,344
Coterra Energy, Inc.	1,626	41,267
EOG Resources, Inc.	828	99,032
Kinder Morgan, Inc.	2,216	65,155
Williams Cos., Inc. (The)	1,097	68,915
		545,123
Passenger Airlines — 0.5%
Southwest Airlines Co.	1,511	48,999
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	3,038	140,611
Johnson & Johnson	724	110,628
Merck & Co., Inc.	686	54,321
		305,560
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 0.5%
TransUnion	471	41,466
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A *	178	24,931
Residential REITs — 1.7%
American Homes 4 Rent, Class A	2,180	78,627
Mid-America Apartment Communities, Inc.	514	76,038
		154,665
Retail REITs — 1.1%
Federal Realty Investment Trust	199	18,881
Regency Centers Corp.	1,097	78,148
		97,029
Semiconductors & Semiconductor Equipment — 1.8%
Analog Devices, Inc.	201	47,769
Texas Instruments, Inc.	548	113,876
		161,645
Software — 0.4%
Salesforce, Inc.	118	32,225
Specialized REITs — 3.2%
Equinix, Inc.	48	37,895
Lamar Advertising Co., Class A	441	53,536
Public Storage	214	62,762
Rayonier, Inc.	1,563	34,658
SBA Communications Corp.	230	54,000
Weyerhaeuser Co.	1,593	40,932
		283,783
Specialty Retail — 2.9%
AutoZone, Inc. *	16	57,929
Bath & Body Works, Inc.	1,303	39,038
Best Buy Co., Inc.	595	39,933
Lowe's Cos., Inc.	380	84,339
Murphy USA, Inc.	92	37,587
		258,826
INVESTMENTS	SHARES (000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — 1.8%
Hewlett Packard Enterprise Co.	4,414	90,271
Western Digital Corp.	1,091	69,823
		160,094
Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co.	167	10,205
Kontoor Brands, Inc.	536	35,341
		45,546
Tobacco — 1.6%
Philip Morris International, Inc.	802	146,111
Total Common Stocks (Cost $5,708,363)		8,755,976
Short-Term Investments — 2.0%
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b) (Cost $176,191)	176,170	176,205
Total Investments — 99.9% (Cost $5,884,554)		8,932,181
Other Assets in Excess of Liabilities — 0.1%		10,673
NET ASSETS — 100.0%		8,942,854

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	15

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025
(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$22,011,644	$5,439,515	$12,552,263
Investments in affiliates, at value	222,598	87,757	26,249
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	24,285	141,650
Cash	776	1,494	5,906
Receivables:
Due from custodian	—	—	7,980
Investment securities sold	—	4,630	12,342
Fund shares sold	9,184	4,784	16,468
Interest from non-affiliates	—	77	—
Dividends from non-affiliates	2,670	4,588	762
Dividends from affiliates	27	11	3
Securities lending income (See Note 2.C.)	—	122	673
Other assets	—	6	—
Total Assets	22,246,899	5,567,269	12,764,296
LIABILITIES:
Payables:
Investment securities purchased	—	—	7,981
Collateral received on securities loaned (See Note 2.C.)	—	24,285	141,650
Fund shares redeemed	70,215	2,856	15,680
Accrued liabilities:
Investment advisory fees	7,829	2,334	5,707
Administration fees	444	126	487
Distribution fees	1,376	192	355
Service fees	2,276	386	638
Custodian and accounting fees	126	34	73
Trustees’ and Chief Compliance Officer’s fees	1	— (a)	— (a)
Other	418	311	698
Total Liabilities	82,685	30,524	173,269
Net Assets	$22,164,214	$5,536,745	$12,591,027

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$8,719,529	$4,045,176	$8,552,614
Total distributable earnings (loss)	13,444,685	1,491,569	4,038,413
Total Net Assets	$22,164,214	$5,536,745	$12,591,027
Net Assets:
Class A	$4,612,408	$896,268	$1,449,638
Class C	760,081	16,870	48,594
Class I	6,536,149	1,085,716	2,449,561
Class R2	13,676	4,185	58,191
Class R3	43,160	—	65,716
Class R4	48,257	—	40,691
Class R5	170,124	12,959	563,921
Class R6	9,980,359	3,520,747	7,914,715
Total	$22,164,214	$5,536,745	$12,591,027
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	114,443	14,113	34,511
Class C	24,551	288	1,841
Class I	151,809	16,658	45,860
Class R2	348	68	1,244
Class R3	1,073	—	1,273
Class R4	1,121	—	766
Class R5	3,797	198	10,283
Class R6	219,306	53,853	142,665
Net Asset Value (a):
Class A — Redemption price per share	$40.30	$63.51	$42.00
Class C — Offering price per share (b)	30.96	58.60	26.39
Class I — Offering and redemption price per share	43.05	65.18	53.41
Class R2 — Offering and redemption price per share	39.24	62.02	46.77
Class R3 — Offering and redemption price per share	40.21	—	51.60
Class R4 — Offering and redemption price per share	43.06	—	53.06
Class R5 — Offering and redemption price per share	44.81	65.43	54.84
Class R6 — Offering and redemption price per share	45.51	65.38	55.48
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$42.53	$67.03	$44.33
Cost of investments in non-affiliates	$10,305,379	$4,087,728	$9,342,668
Cost of investments in affiliates	222,578	87,741	26,243
Investment securities on loan, at value (See Note 2.C.)	—	23,550	137,577
Cost of investment of cash collateral (See Note 2.C.)	—	24,285	141,650

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	17

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$12,287,962	$8,755,976
Investments in affiliates, at value	229,278	176,205
Cash	1,345	1,094
Receivables:
Investment securities sold	13,931	6,232
Fund shares sold	7,492	11,521
Interest from non-affiliates	787	405
Dividends from non-affiliates	15,913	10,628
Dividends from affiliates	27	21
Tax reclaims	—	89
Securities lending income (See Note 2.C.)	1	— (a)
Total Assets	12,556,736	8,962,171
LIABILITIES:
Payables:
Investment securities purchased	—	7,241
Fund shares redeemed	10,309	7,258
Accrued liabilities:
Investment advisory fees	5,465	3,181
Administration fees	313	279
Distribution fees	289	357
Service fees	937	683
Custodian and accounting fees	70	49
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)
Other	533	269
Total Liabilities	17,916	19,317
Net Assets	$12,538,820	$8,942,854

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$7,066,718	$5,215,803
Total distributable earnings (loss)	5,472,102	3,727,051
Total Net Assets	$12,538,820	$8,942,854
Net Assets:
Class A	$1,128,401	$1,317,334
Class C	29,068	147,754
Class I	1,583,448	1,572,507
Class L	4,599,997	1,332,144
Class R2	66,990	590
Class R3	73,734	2,370
Class R4	27,856	587
Class R5	52,592	18,780
Class R6	4,976,734	4,550,788
Total	$12,538,820	$8,942,854
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	31,886	34,314
Class C	879	3,852
Class I	43,762	40,534
Class L	124,334	34,284
Class R2	2,059	15
Class R3	2,118	63
Class R4	777	15
Class R5	1,425	485
Class R6	134,574	117,308
Net Asset Value (a):
Class A — Redemption price per share	$35.39	$38.39
Class C — Offering price per share (b)	33.06	38.36
Class I — Offering and redemption price per share	36.18	38.80
Class L — Offering and redemption price per share	37.00	38.86
Class R2 — Offering and redemption price per share	32.55	37.59
Class R3 — Offering and redemption price per share	34.81	37.67
Class R4 — Offering and redemption price per share	35.86	39.14
Class R5 — Offering and redemption price per share	36.91	38.75
Class R6 — Offering and redemption price per share	36.98	38.79
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$37.35	$40.52
Cost of investments in non-affiliates	$7,950,299	$5,708,363
Cost of investments in affiliates	229,258	176,191

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	19

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025
(Amounts in thousands)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$2	$—
Interest income from affiliates	3	1	—
Dividend income from non-affiliates	104,285	63,988	51,394
Dividend income from affiliates	11,709	6,673	8,474
Income from securities lending (net) (See Note 2.C.)	7	302	1,704
Total investment income	116,004	70,966	61,572
EXPENSES:
Investment advisory fees	106,260	31,030	70,177
Administration fees	12,667	3,786	8,207
Distribution fees:
Class A	10,556	2,106	3,444
Class C	5,577	125	372
Class R2	60	16	272
Class R3	91	—	157
Service fees:
Class A	10,556	2,106	3,444
Class C	1,859	41	124
Class I	15,052	2,493	5,866
Class R2	30	8	136
Class R3	91	—	157
Class R4	112	—	98
Class R5	158	13	537
Custodian and accounting fees	631	183	366
Interest expense to affiliates	—	—	3
Professional fees	134	72	100
Trustees’ and Chief Compliance Officer’s fees	82	39	56
Printing and mailing costs	1,119	664	931
Registration and filing fees	288	425	260
Transfer agency fees (See Note 2.G.)	481	112	640
Other	3,743	56	107
Total expenses	169,547	43,275	95,454
Less fees waived	(20,494)	(5,736)	(7,486)
Less expense reimbursements	(17)	(37)	—
Net expenses	149,036	37,502	87,968
Net investment income (loss)	(33,032)	33,464	(26,396)
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$2,453,581	$263,750	$992,928
Investments in affiliates	— (a)	(9)	14
Net realized gain (loss)	2,453,581	263,741	992,942
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	485,528	239,862	711,253
Investments in affiliates	5	7	10
Change in net unrealized appreciation/depreciation	485,533	239,869	711,263
Net realized/unrealized gains (losses)	2,939,114	503,610	1,704,205
Change in net assets resulting from operations	$2,906,082	$537,074	$1,677,809

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	21

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025 (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$60
Interest income from affiliates	1	1
Dividend income from non-affiliates	221,684	192,436
Dividend income from affiliates	16,220	9,768
Income from securities lending (net) (See Note 2.C.)	5	21
Total investment income	237,910	202,286
EXPENSES:
Investment advisory fees	80,989	46,522
Administration fees	9,068	6,758
Distribution fees:
Class A	2,961	3,410
Class C	246	1,238
Class R2	340	3
Class R3	190	6
Service fees:
Class A	2,961	3,410
Class C	82	413
Class I	4,265	4,140
Class L	5,235	1,350
Class R2	170	1
Class R3	190	6
Class R4	73	1
Class R5	53	19
Custodian and accounting fees	406	280
Professional fees	105	89
Trustees’ and Chief Compliance Officer’s fees	61	49
Printing and mailing costs	933	423
Registration and filing fees	185	160
Transfer agency fees (See Note 2.G.)	293	206
Other	249	92
Total expenses	109,055	68,576
Less fees waived	(11,837)	(8,510)
Less expense reimbursements	(84)	(53)
Net expenses	97,134	60,013
Net investment income (loss)	140,776	142,273
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$2,128,268	$1,100,918
Investments in affiliates	59	(53)
Net realized gain (loss)	2,128,327	1,100,865
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(904,349)	(110,862)
Investments in affiliates	20	16
Change in net unrealized appreciation/depreciation	(904,329)	(110,846)
Net realized/unrealized gains (losses)	1,223,998	990,019
Change in net assets resulting from operations	$1,364,774	$1,132,292
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	23

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(33,032)	$(22,687)	$33,464	$27,332
Net realized gain (loss)	2,453,581	1,051,838	263,741	155,855
Change in net unrealized appreciation/depreciation	485,533	4,197,499	239,869	253,242
Change in net assets resulting from operations	2,906,082	5,226,650	537,074	436,429
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(262,842)	(21,306)	(36,334)	(2,183)
Class C	(59,325)	(5,886)	(736)	—
Class I	(353,826)	(29,953)	(44,498)	(5,092)
Class R2	(766)	(59)	(138)	(3)
Class R3	(2,349)	(169)	—	—
Class R4	(2,615)	(181)	—	—
Class R5	(8,928)	(613)	(583)	(70)
Class R6	(516,178)	(45,955)	(149,946)	(15,747)
Total distributions to shareholders	(1,206,829)	(104,122)	(232,235)	(23,095)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	167,440	(725,627)	700,425	560,386
NET ASSETS:
Change in net assets	1,866,693	4,396,901	1,005,264	973,720
Beginning of period	20,297,521	15,900,620	4,531,481	3,557,761
End of period	$22,164,214	$20,297,521	$5,536,745	$4,531,481
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(26,396)	$(26,834)	$140,776	$150,229
Net realized gain (loss)	992,942	939,712	2,128,327	829,566
Change in net unrealized appreciation/depreciation	711,263	419,915	(904,329)	387,321
Change in net assets resulting from operations	1,677,809	1,332,793	1,364,774	1,367,116
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(121,831)	—	(133,539)	(67,222)
Class C	(6,824)	—	(3,808)	(2,347)
Class I	(165,054)	—	(195,931)	(104,058)
Class L	—	—	(586,192)	(342,226)
Class R2	(4,297)	—	(8,074)	(3,702)
Class R3	(4,554)	—	(8,606)	(4,230)
Class R4	(2,800)	—	(3,301)	(1,805)
Class R5	(37,156)	—	(5,826)	(2,918)
Class R6	(470,907)	—	(526,782)	(248,302)
Total distributions to shareholders	(813,423)	—	(1,472,059)	(776,810)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	902,815	30,141	(246,834)	(1,166,909)
NET ASSETS:
Change in net assets	1,767,201	1,362,934	(354,119)	(576,603)
Beginning of period	10,823,826	9,460,892	12,892,939	13,469,542
End of period	$12,591,027	$10,823,826	$12,538,820	$12,892,939
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	25

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$142,273	$151,012
Net realized gain (loss)	1,100,865	537,053
Change in net unrealized appreciation/depreciation	(110,846)	530,119
Change in net assets resulting from operations	1,132,292	1,218,184
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(131,482)	(86,156)
Class C	(15,290)	(11,569)
Class I	(166,190)	(117,447)
Class L	(132,239)	(91,081)
Class R2	(62)	(26)
Class R3	(253)	(182)
Class R4	(60)	(16)
Class R5	(1,839)	(1,376)
Class R6	(426,158)	(311,065)
Total distributions to shareholders	(873,573)	(618,918)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(61,678)	(940,864)
NET ASSETS:
Change in net assets	197,041	(341,598)
Beginning of period	8,745,813	9,087,411
End of period	$8,942,854	$8,745,813
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$589,013	$633,887	$161,295	$145,095
Distributions reinvested	255,115	20,640	36,288	2,179
Cost of shares redeemed	(664,372)	(509,646)	(122,015)	(98,241)
Change in net assets resulting from Class A capital transactions	179,756	144,881	75,568	49,033
Class C
Proceeds from shares issued	118,259	108,355	4,293	4,437
Distributions reinvested	58,107	5,757	735	—
Cost of shares redeemed	(234,303)	(342,007)	(4,114)	(5,806)
Change in net assets resulting from Class C capital transactions	(57,937)	(227,895)	914	(1,369)
Class I
Proceeds from shares issued	1,280,992	1,152,527	534,067	612,962
Distributions reinvested	329,001	27,951	44,445	5,085
Cost of shares redeemed	(1,429,131)	(1,289,585)	(622,288)	(636,189)
Change in net assets resulting from Class I capital transactions	180,862	(109,107)	(43,776)	(18,142)
Class R2
Proceeds from shares issued	2,440	3,132	1,669	935
Distributions reinvested	765	59	138	3
Cost of shares redeemed	(1,975)	(1,345)	(216)	(277)
Change in net assets resulting from Class R2 capital transactions	1,230	1,846	1,591	661
Class R3
Proceeds from shares issued	20,248	7,744	—	—
Distributions reinvested	1,433	121	—	—
Cost of shares redeemed	(11,180)	(13,118)	—	—
Change in net assets resulting from Class R3 capital transactions	10,501	(5,253)	—	—
Class R4
Proceeds from shares issued	4,788	15,139	—	—
Distributions reinvested	2,615	181	—	—
Cost of shares redeemed	(6,784)	(4,960)	—	—
Change in net assets resulting from Class R4 capital transactions	619	10,360	—	—
Class R5
Proceeds from shares issued	68,872	20,798	888	637
Distributions reinvested	6,672	595	583	70
Cost of shares redeemed	(41,779)	(34,757)	(860)	(426)
Change in net assets resulting from Class R5 capital transactions	33,765	(13,364)	611	281
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	27

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$1,932,271	$2,079,410	$1,261,772	$909,012
Distributions reinvested	513,688	45,629	149,682	15,599
Cost of shares redeemed	(2,627,315)	(2,652,134)	(745,937)	(394,689)
Change in net assets resulting from Class R6 capital transactions	(181,356)	(527,095)	665,517	529,922
Total change in net assets resulting from capital transactions	$167,440	$(725,627)	$700,425	$560,386
SHARE TRANSACTIONS:
Class A
Issued	15,714	20,614	2,597	2,582
Reinvested	6,530	685	561	39
Redeemed	(17,883)	(16,322)	(1,972)	(1,755)
Change in Class A Shares	4,361	4,977	1,186	866
Class C
Issued	4,081	4,379	73	84
Reinvested	1,930	242	13	—
Redeemed	(8,089)	(14,323)	(72)	(112)
Change in Class C Shares	(2,078)	(9,702)	14	(28)
Class I
Issued	32,251	35,044	8,179	10,212
Reinvested	7,893	874	671	89
Redeemed	(36,392)	(38,786)	(9,985)	(10,739)
Change in Class I Shares	3,752	(2,868)	(1,135)	(438)
Class R2
Issued	67	104	28	16
Reinvested	20	2	2	— (a)
Redeemed	(53)	(44)	(3)	(5)
Change in Class R2 Shares	34	62	27	11
Class R3
Issued	530	250	—	—
Reinvested	37	4	—	—
Redeemed	(309)	(415)	—	—
Change in Class R3 Shares	258	(161)	—	—
Class R4
Issued	121	424	—	—
Reinvested	63	6	—	—
Redeemed	(168)	(148)	—	—
Change in Class R4 Shares	16	282	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1,651	610	14	11
Reinvested	154	18	9	1
Redeemed	(1,011)	(1,024)	(14)	(7)
Change in Class R5 Shares	794	(396)	9	5
Class R6
Issued	46,586	59,979	19,708	15,679
Reinvested	11,675	1,359	2,257	274
Redeemed	(63,506)	(76,057)	(11,773)	(6,883)
Change in Class R6 Shares	(5,245)	(14,719)	10,192	9,070
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	29

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$130,219	$150,841	$113,173	$100,341
Distributions reinvested	117,772	—	125,354	62,837
Cost of shares redeemed	(237,818)	(190,475)	(249,848)	(240,655)
Change in net assets resulting from Class A capital transactions	10,173	(39,634)	(11,321)	(77,477)
Class C
Proceeds from shares issued	7,843	8,705	3,104	3,271
Distributions reinvested	6,688	—	3,701	2,261
Cost of shares redeemed	(16,943)	(23,930)	(12,464)	(16,677)
Change in net assets resulting from Class C capital transactions	(2,412)	(15,225)	(5,659)	(11,145)
Class I
Proceeds from shares issued	594,299	755,453	178,446	221,174
Distributions reinvested	158,988	—	185,190	97,819
Cost of shares redeemed	(854,065)	(1,046,363)	(494,348)	(550,055)
Change in net assets resulting from Class I capital transactions	(100,778)	(290,910)	(130,712)	(231,062)
Class L
Proceeds from shares issued	—	—	457,110	549,757
Distributions reinvested	—	—	553,376	322,843
Cost of shares redeemed	—	—	(1,833,787)	(1,756,234)
Change in net assets resulting from Class L capital transactions	—	—	(823,301)	(883,634)
Class R2
Proceeds from shares issued	12,062	15,717	10,511	15,889
Distributions reinvested	4,297	—	8,055	3,695
Cost of shares redeemed	(15,189)	(15,019)	(15,996)	(16,774)
Change in net assets resulting from Class R2 capital transactions	1,170	698	2,570	2,810
Class R3
Proceeds from shares issued	15,083	24,689	9,893	8,031
Distributions reinvested	4,462	—	8,203	3,962
Cost of shares redeemed	(20,196)	(20,720)	(17,403)	(12,470)
Change in net assets resulting from Class R3 capital transactions	(651)	3,969	693	(477)
Class R4
Proceeds from shares issued	9,799	19,300	2,225	13,644
Distributions reinvested	2,800	—	3,301	1,805
Cost of shares redeemed	(12,794)	(8,842)	(7,871)	(5,076)
Change in net assets resulting from Class R4 capital transactions	(195)	10,458	(2,345)	10,373
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$94,737	$83,327	$8,015	$6,957
Distributions reinvested	34,572	—	5,811	2,912
Cost of shares redeemed	(134,800)	(126,906)	(10,297)	(10,002)
Change in net assets resulting from Class R5 capital transactions	(5,491)	(43,579)	3,529	(133)
Class R6
Proceeds from shares issued	1,881,493	1,397,968	1,242,415	858,996
Distributions reinvested	462,467	—	473,479	223,013
Cost of shares redeemed	(1,342,961)	(993,604)	(996,182)	(1,058,173)
Change in net assets resulting from Class R6 capital transactions	1,000,999	404,364	719,712	23,836
Total change in net assets resulting from capital transactions	$902,815	$30,141	$(246,834)	$(1,166,909)
SHARE TRANSACTIONS:
Class A
Issued	3,286	4,085	3,109	2,881
Reinvested	2,835	—	3,417	1,835
Redeemed	(5,982)	(5,180)	(6,816)	(6,924)
Change in Class A Shares	139	(1,095)	(290)	(2,208)
Class C
Issued	300	354	90	101
Reinvested	256	—	108	70
Redeemed	(670)	(988)	(363)	(506)
Change in Class C Shares	(114)	(634)	(165)	(335)
Class I
Issued	11,926	16,466	4,708	6,323
Reinvested	3,014	—	4,940	2,800
Redeemed	(17,125)	(22,236)	(13,283)	(15,647)
Change in Class I Shares	(2,185)	(5,770)	(3,635)	(6,524)
Class L
Issued	—	—	12,047	15,211
Reinvested	—	—	14,438	9,061
Redeemed	—	—	(47,977)	(48,728)
Change in Class L Shares	—	—	(21,492)	(24,456)
Class R2
Issued	271	385	311	491
Reinvested	93	—	238	116
Redeemed	(345)	(366)	(467)	(513)
Change in Class R2 Shares	19	19	82	94
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R3
Issued	312	556	275	232
Reinvested	87	—	227	117
Redeemed	(421)	(470)	(477)	(363)
Change in Class R3 Shares	(22)	86	25	(14)
Class R4
Issued	196	435	60	403
Reinvested	53	—	89	52
Redeemed	(255)	(197)	(210)	(145)
Change in Class R4 Shares	(6)	238	(61)	310
Class R5
Issued	1,834	1,753	215	194
Reinvested	639	—	152	82
Redeemed	(2,608)	(2,646)	(274)	(276)
Change in Class R5 Shares	(135)	(893)	93	— (a)
Class R6
Issued	36,135	29,404	33,058	23,830
Reinvested	8,450	—	12,363	6,260
Redeemed	(25,860)	(20,860)	(26,204)	(29,395)
Change in Class R6 Shares	18,725	8,544	19,217	695

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$133,603	$237,925
Distributions reinvested	126,924	82,951
Cost of shares redeemed	(305,380)	(328,104)
Change in net assets resulting from Class A capital transactions	(44,853)	(7,228)
Class C
Proceeds from shares issued	22,561	20,012
Distributions reinvested	14,960	11,344
Cost of shares redeemed	(65,216)	(95,088)
Change in net assets resulting from Class C capital transactions	(27,695)	(63,732)
Class I
Proceeds from shares issued	353,513	325,331
Distributions reinvested	155,404	109,685
Cost of shares redeemed	(590,497)	(779,963)
Change in net assets resulting from Class I capital transactions	(81,580)	(344,947)
Class L
Proceeds from shares issued	160,555	148,441
Distributions reinvested	123,810	85,565
Cost of shares redeemed	(300,858)	(417,373)
Change in net assets resulting from Class L capital transactions	(16,493)	(183,367)
Class R2
Proceeds from shares issued	247	73
Distributions reinvested	62	26
Cost of shares redeemed	(174)	(5)
Change in net assets resulting from Class R2 capital transactions	135	94
Class R3
Proceeds from shares issued	780	959
Distributions reinvested	169	152
Cost of shares redeemed	(738)	(1,325)
Change in net assets resulting from Class R3 capital transactions	211	(214)
Class R4
Proceeds from shares issued	288	110
Distributions reinvested	60	16
Cost of shares redeemed	(63)	(7)
Change in net assets resulting from Class R4 capital transactions	285	119
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	33

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Value Advantage Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$1,026	$1,762
Distributions reinvested	1,839	1,356
Cost of shares redeemed	(2,196)	(4,919)
Change in net assets resulting from Class R5 capital transactions	669	(1,801)
Class R6
Proceeds from shares issued	669,082	685,624
Distributions reinvested	425,467	310,545
Cost of shares redeemed	(986,906)	(1,335,957)
Change in net assets resulting from Class R6 capital transactions	107,643	(339,788)
Total change in net assets resulting from capital transactions	$(61,678)	$(940,864)
SHARE TRANSACTIONS:
Class A
Issued	3,443	6,664
Reinvested	3,283	2,370
Redeemed	(7,882)	(9,145)
Change in Class A Shares	(1,156)	(111)
Class C
Issued	577	561
Reinvested	387	325
Redeemed	(1,689)	(2,689)
Change in Class C Shares	(725)	(1,803)
Class I
Issued	8,931	8,958
Reinvested	3,980	3,105
Redeemed	(15,215)	(21,618)
Change in Class I Shares	(2,304)	(9,555)
Class L
Issued	4,138	4,113
Reinvested	3,167	2,419
Redeemed	(7,681)	(11,671)
Change in Class L Shares	(376)	(5,139)
Class R2
Issued	4	2
Reinvested	2	1
Redeemed	(4)	— (a)
Change in Class R2 Shares	2	3

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R3
Issued	20	27
Reinvested	4	4
Redeemed	(19)	(37)
Change in Class R3 Shares	5	(6)
Class R4
Issued	8	2
Reinvested	1	1
Redeemed	(2)	— (a)
Change in Class R4 Shares	7	3
Class R5
Issued	27	50
Reinvested	47	38
Redeemed	(56)	(134)
Change in Class R5 Shares	18	(46)
Class R6
Issued	17,172	19,011
Reinvested	10,907	8,790
Redeemed	(24,399)	(37,154)
Change in Class R6 Shares	3,680	(9,353)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	35

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund
Class A
Year Ended June 30, 2025	$37.28	$(0.16)	$5.57	$5.41	$—	$(2.39)	$(2.39)
Year Ended June 30, 2024	28.14	(0.13)	9.47	9.34	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.52	(0.08)	5.79	5.71	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.66	(0.16)	(6.04)	(6.20)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.16)	11.67	11.51	—	(3.12)	(3.12)
Class C
Year Ended June 30, 2025	29.27	(0.27)	4.35	4.08	—	(2.39)	(2.39)
Year Ended June 30, 2024	22.25	(0.22)	7.44	7.22	—	(0.20)	(0.20)
Year Ended June 30, 2023	17.91	(0.16)	4.59	4.43	—	(0.09)	(0.09)
Year Ended June 30, 2022	27.83	(0.26)	(4.72)	(4.98)	—	(4.94)	(4.94)
Year Ended June 30, 2021	21.42	(0.26)	9.79	9.53	—	(3.12)	(3.12)
Class I
Year Ended June 30, 2025	39.58	(0.08)	5.94	5.86	—	(2.39)	(2.39)
Year Ended June 30, 2024	29.79	(0.05)	10.04	9.99	—	(0.20)	(0.20)
Year Ended June 30, 2023	23.78	(0.02)	6.12	6.10	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.20	(0.09)	(6.39)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.18	12.09	(0.06)	(3.12)	(3.18)
Class R2
Year Ended June 30, 2025	36.44	(0.26)	5.45	5.19	—	(2.39)	(2.39)
Year Ended June 30, 2024	27.58	(0.21)	9.27	9.06	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.14	(0.14)	5.67	5.53	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.24	(0.21)	(5.95)	(6.16)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.05	(0.24)	11.56	11.32	(0.01)	(3.12)	(3.13)
Class R3
Year Ended June 30, 2025	37.20	(0.17)	5.57	5.40	—	(2.39)	(2.39)
Year Ended June 30, 2024	28.08	(0.13)	9.45	9.32	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.48	(0.09)	5.78	5.69	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.61	(0.14)	(6.05)	(6.19)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.17)	11.68	11.51	(0.05)	(3.12)	(3.17)
Class R4
Year Ended June 30, 2025	39.59	(0.08)	5.94	5.86	—	(2.39)	(2.39)
Year Ended June 30, 2024	29.80	(0.06)	10.05	9.99	—	(0.20)	(0.20)
Year Ended June 30, 2023	23.79	(0.02)	6.12	6.10	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.21	(0.10)	(6.38)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.17	12.08	(0.04)	(3.12)	(3.16)
Class R5
Year Ended June 30, 2025	41.05	(0.02)	6.17	6.15	—	(2.39)	(2.39)
Year Ended June 30, 2024	30.85	(0.01)	10.41	10.40	—	(0.20)	(0.20)
Year Ended June 30, 2023	24.59	0.01	6.34	6.35	—	(0.09)	(0.09)
Year Ended June 30, 2022	36.18	(0.05)	(6.60)	(6.65)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.93	(0.05)	12.50	12.45	(0.08)	(3.12)	(3.20)
Class R6
Year Ended June 30, 2025	41.62	0.02	6.26	6.28	—	(2.39)	(2.39)
Year Ended June 30, 2024	31.24	0.03	10.55	10.58	—	(0.20)	(0.20)
Year Ended June 30, 2023	24.88	0.04	6.41	6.45	—	(0.09)	(0.09)
Year Ended June 30, 2022	36.52	(0.01)	(6.69)	(6.70)	—	(4.94)	(4.94)
Year Ended June 30, 2021	27.16	(0.01)	12.59	12.58	(0.10)	(3.12)	(3.22)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$40.30	14.70%	$4,612,408	1.00%	(0.44)%	1.11%	36%
37.28	33.34	4,103,661	1.04	(0.41)	1.13	28
28.14	25.46	2,957,562	1.04	(0.34)	1.14	38
22.52	(22.53)	2,362,435	1.08	(0.54)	1.14	33
33.66	47.55	3,013,691	1.13	(0.54)	1.14	43

30.96	14.16	760,081	1.50	(0.94)	1.61	36
29.27	32.64	779,526	1.54	(0.91)	1.64	28
22.25	24.86	808,227	1.54	(0.84)	1.64	38
17.91	(22.90)	798,037	1.58	(1.05)	1.64	33
27.83	46.80	1,218,051	1.63	(1.04)	1.63	43

43.05	14.99	6,536,149	0.75	(0.19)	0.86	36
39.58	33.68	5,860,279	0.79	(0.16)	0.88	28
29.79	25.75	4,496,251	0.79	(0.09)	0.89	38
23.78	(22.33)	3,376,110	0.83	(0.29)	0.89	33
35.20	47.95	4,622,602	0.88	(0.29)	0.88	43

39.24	14.43	13,676	1.26	(0.70)	1.39	36
36.44	33.00	11,464	1.30	(0.67)	1.42	28
27.58	25.08	6,945	1.30	(0.60)	1.44	38
22.14	(22.71)	4,972	1.32	(0.75)	1.56	33
33.24	47.18	510	1.39	(0.79)	1.66	43

40.21	14.71	43,160	1.01	(0.45)	1.11	36
37.20	33.34	30,327	1.05	(0.42)	1.14	28
28.08	25.41	27,413	1.05	(0.36)	1.15	38
22.48	(22.54)	13,221	1.08	(0.50)	1.16	33
33.61	47.60	5,089	1.14	(0.54)	1.17	43

43.06	14.99	48,257	0.76	(0.20)	0.86	36
39.59	33.67	43,769	0.80	(0.17)	0.88	28
29.80	25.74	24,519	0.80	(0.09)	0.89	38
23.79	(22.32)	15,452	0.83	(0.30)	0.89	33
35.21	47.91	22,559	0.88	(0.29)	0.88	43

44.81	15.17	170,124	0.61	(0.05)	0.71	36
41.05	33.85	123,217	0.65	(0.02)	0.73	28
30.85	25.92	104,828	0.65	0.05	0.74	38
24.59	(22.18)	103,367	0.68	(0.15)	0.74	33
36.18	48.16	141,386	0.73	(0.14)	0.73	43

45.51	15.27	9,980,359	0.51	0.05	0.61	36
41.62	34.01	9,345,278	0.55	0.08	0.63	28
31.24	26.02	7,474,875	0.55	0.15	0.64	38
24.88	(22.11)	5,407,723	0.58	(0.03)	0.64	33
36.52	48.28	5,754,949	0.63	(0.03)	0.63	43

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund
Class A
Year Ended June 30, 2025	$59.22	$0.19	$6.84	$7.03	$(0.15)	$(2.59)	$(2.74)
Year Ended June 30, 2024	53.29	0.19	5.92	6.11	(0.18)	—	(0.18)
Year Ended June 30, 2023	48.06	0.16	6.37	6.53	(0.12)	(1.18)	(1.30)
Year Ended June 30, 2022	62.14	0.05	(9.53)	(9.48)	—	(4.60)	(4.60)
Year Ended June 30, 2021	47.20	(0.03)	21.27	21.24	(0.08)	(6.22)	(6.30)
Class C
Year Ended June 30, 2025	54.96	(0.11)	6.34	6.23	—	(2.59)	(2.59)
Year Ended June 30, 2024	49.56	(0.08)	5.48	5.40	—	—	—
Year Ended June 30, 2023	44.88	(0.09)	5.95	5.86	—	(1.18)	(1.18)
Year Ended June 30, 2022	58.61	(0.25)	(8.88)	(9.13)	—	(4.60)	(4.60)
Year Ended June 30, 2021	44.95	(0.29)	20.17	19.88	—	(6.22)	(6.22)
Class I
Year Ended June 30, 2025	60.68	0.34	7.03	7.37	(0.28)	(2.59)	(2.87)
Year Ended June 30, 2024	54.58	0.34	6.05	6.39	(0.29)	—	(0.29)
Year Ended June 30, 2023	49.19	0.30	6.51	6.81	(0.24)	(1.18)	(1.42)
Year Ended June 30, 2022	63.43	0.20	(9.75)	(9.55)	(0.09)	(4.60)	(4.69)
Year Ended June 30, 2021	48.07	0.13	21.66	21.79	(0.21)	(6.22)	(6.43)
Class R2
Year Ended June 30, 2025	57.97	0.04	6.68	6.72	(0.08)	(2.59)	(2.67)
Year Ended June 30, 2024	52.24	0.06	5.77	5.83	(0.10)	—	(0.10)
Year Ended June 30, 2023	47.19	0.06	6.22	6.28	(0.05)	(1.18)	(1.23)
Year Ended June 30, 2022	61.24	(0.09)	(9.36)	(9.45)	—	(4.60)	(4.60)
Year Ended June 30, 2021	46.64	(0.18)	21.00	20.82	—	(6.22)	(6.22)
Class R5
Year Ended June 30, 2025	60.91	0.45	7.03	7.48	(0.37)	(2.59)	(2.96)
Year Ended June 30, 2024	54.78	0.43	6.07	6.50	(0.37)	—	(0.37)
Year Ended June 30, 2023	49.42	0.44	6.47	6.91	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.52	0.24	(9.74)	(9.50)	—	(4.60)	(4.60)
Year Ended June 30, 2021	48.11	0.16	21.74	21.90	(0.27)	(6.22)	(6.49)
Class R6
Year Ended June 30, 2025	60.86	0.51	7.03	7.54	(0.43)	(2.59)	(3.02)
Year Ended June 30, 2024	54.73	0.49	6.07	6.56	(0.43)	—	(0.43)
Year Ended June 30, 2023	49.32	0.43	6.53	6.96	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.57	0.35	(9.78)	(9.43)	(0.22)	(4.60)	(4.82)
Year Ended June 30, 2021	48.14	0.26	21.71	21.97	(0.32)	(6.22)	(6.54)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

38

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$63.51	11.79%	$896,268	1.10%	0.31%	1.22%	61%
59.22	11.48	765,572	1.14	0.35	1.25	38
53.29	13.70	642,773	1.14	0.32	1.26	40
48.06	(16.58)	526,401	1.15	0.08	1.26	33
62.14	47.31	595,304	1.14	(0.05)	1.26	54

58.60	11.24	16,870	1.60	(0.19)	1.73	61
54.96	10.90	15,065	1.64	(0.16)	1.77	38
49.56	13.16	14,923	1.64	(0.18)	1.78	40
44.88	(17.00)	13,761	1.65	(0.44)	1.77	33
58.61	46.59	21,836	1.63	(0.56)	1.75	54

65.18	12.08	1,085,716	0.85	0.54	0.97	61
60.68	11.74	1,079,673	0.89	0.60	1.00	38
54.58	13.99	995,077	0.89	0.58	1.01	40
49.19	(16.37)	802,716	0.90	0.33	1.02	33
63.43	47.67	886,782	0.89	0.23	1.00	54

62.02	11.52	4,185	1.36	0.07	1.60	61
57.97	11.18	2,395	1.39	0.11	1.66	38
52.24	13.43	1,546	1.39	0.11	1.68	40
47.19	(16.79)	552	1.40	(0.16)	1.66	33
61.24	46.94	555	1.38	(0.33)	1.59	54

65.43	12.24	12,959	0.71	0.70	0.82	61
60.91	11.91	11,519	0.74	0.75	0.85	38
54.78	14.15	10,068	0.74	0.84	0.86	40
49.42	(16.24)	1	0.74	0.39	0.91	33
63.52	47.89	74	0.74	0.29	0.87	54

65.38	12.36	3,520,747	0.61	0.80	0.72	61
60.86	12.03	2,657,257	0.64	0.85	0.75	38
54.73	14.28	1,893,374	0.64	0.83	0.76	40
49.32	(16.17)	1,285,957	0.65	0.59	0.76	33
63.57	48.03	1,320,991	0.64	0.45	0.75	54

39

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund
Class A
Year Ended June 30, 2025	$39.72	$(0.23)	$6.17	$5.94	$—	$(3.66)	$(3.66)
Year Ended June 30, 2024	35.03	(0.22)	4.91	4.69	—	—	—
Year Ended June 30, 2023	29.58	(0.18)	5.93	5.75	—	(0.30)	(0.30)
Year Ended June 30, 2022	46.20	(0.31)	(11.67)	(11.98)	—	(4.64)	(4.64)
Year Ended June 30, 2021	36.43	(0.36)	15.58	15.22	—	(5.45)	(5.45)
Class C
Year Ended June 30, 2025	26.27	(0.27)	4.05	3.78	—	(3.66)	(3.66)
Year Ended June 30, 2024	23.29	(0.26)	3.24	2.98	—	—	—
Year Ended June 30, 2023	19.86	(0.23)	3.96	3.73	—	(0.30)	(0.30)
Year Ended June 30, 2022	32.69	(0.36)	(7.83)	(8.19)	—	(4.64)	(4.64)
Year Ended June 30, 2021	27.15	(0.42)	11.41	10.99	—	(5.45)	(5.45)
Class I
Year Ended June 30, 2025	49.51	(0.16)	7.72	7.56	—	(3.66)	(3.66)
Year Ended June 30, 2024	43.56	(0.15)	6.10	5.95	—	—	—
Year Ended June 30, 2023	36.62	(0.12)	7.36	7.24	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.95	(0.25)	(14.44)	(14.69)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.11	(0.28)	18.58	18.30	(0.01)	(5.45)	(5.46)
Class R2
Year Ended June 30, 2025	43.98	(0.39)	6.84	6.45	—	(3.66)	(3.66)
Year Ended June 30, 2024	38.91	(0.37)	5.44	5.07	—	—	—
Year Ended June 30, 2023	32.93	(0.31)	6.59	6.28	—	(0.30)	(0.30)
Year Ended June 30, 2022	51.05	(0.47)	(13.01)	(13.48)	—	(4.64)	(4.64)
Year Ended June 30, 2021	39.90	(0.52)	17.12	16.60	—	(5.45)	(5.45)
Class R3
Year Ended June 30, 2025	48.08	(0.30)	7.48	7.18	—	(3.66)	(3.66)
Year Ended June 30, 2024	42.44	(0.29)	5.93	5.64	—	—	—
Year Ended June 30, 2023	35.80	(0.24)	7.18	6.94	—	(0.30)	(0.30)
Year Ended June 30, 2022	54.95	(0.41)	(14.10)	(14.51)	—	(4.64)	(4.64)
Year Ended June 30, 2021	42.53	(0.43)	18.30	17.87	—	(5.45)	(5.45)
Class R4
Year Ended June 30, 2025	49.24	(0.19)	7.67	7.48	—	(3.66)	(3.66)
Year Ended June 30, 2024	43.34	(0.18)	6.08	5.90	—	—	—
Year Ended June 30, 2023	36.47	(0.14)	7.31	7.17	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.76	(0.28)	(14.37)	(14.65)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.00	(0.31)	18.53	18.22	(0.01)	(5.45)	(5.46)
Class R5
Year Ended June 30, 2025	50.70	(0.11)	7.91	7.80	—	(3.66)	(3.66)
Year Ended June 30, 2024	44.56	(0.11)	6.25	6.14	—	—	—
Year Ended June 30, 2023	37.42	(0.08)	7.52	7.44	—	(0.30)	(0.30)
Year Ended June 30, 2022	57.00	(0.20)	(14.74)	(14.94)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.81	(0.21)	18.90	18.69	(0.05)	(5.45)	(5.50)
Class R6
Year Ended June 30, 2025	51.20	(0.06)	8.00	7.94	—	(3.66)	(3.66)
Year Ended June 30, 2024	44.96	(0.07)	6.31	6.24	—	—	—
Year Ended June 30, 2023	37.73	(0.05)	7.58	7.53	—	(0.30)	(0.30)
Year Ended June 30, 2022	57.39	(0.16)	(14.86)	(15.02)	—	(4.64)	(4.64)
Year Ended June 30, 2021	44.07	(0.19)	19.03	18.84	(0.07)	(5.45)	(5.52)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

40

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$42.00	15.06%	$1,449,638	1.10%	(0.57)%	1.22%	67%
39.72	13.39	1,365,143	1.14	(0.59)	1.26	55
35.03	19.53	1,242,347	1.14	(0.56)	1.26	45
29.58	(28.80)	1,119,928	1.18	(0.78)	1.26	45
46.20	43.59	1,642,278	1.24	(0.85)	1.26	42

26.39	14.52	48,594	1.60	(1.07)	1.72	67
26.27	12.80	51,347	1.64	(1.08)	1.76	55
23.29	18.91	60,306	1.64	(1.06)	1.75	45
19.86	(29.14)	67,482	1.68	(1.28)	1.75	45
32.69	42.84	109,845	1.74	(1.36)	1.75	42

53.41	15.37	2,449,561	0.85	(0.32)	0.96	67
49.51	13.66	2,378,644	0.89	(0.34)	0.99	55
43.56	19.84	2,344,119	0.89	(0.30)	1.00	45
36.62	(28.62)	1,403,485	0.91	(0.50)	1.00	45
55.95	44.02	2,003,878	0.93	(0.54)	0.99	42

46.77	14.75	58,191	1.41	(0.87)	1.50	67
43.98	13.03	53,890	1.45	(0.89)	1.55	55
38.91	19.15	46,941	1.45	(0.87)	1.55	45
32.93	(29.02)	42,153	1.47	(1.06)	1.54	45
51.05	43.24	57,273	1.49	(1.10)	1.53	42

51.60	15.02	65,716	1.16	(0.63)	1.21	67
48.08	13.29	62,283	1.20	(0.64)	1.25	55
42.44	19.46	51,316	1.20	(0.62)	1.25	45
35.80	(28.82)	36,455	1.22	(0.82)	1.25	45
54.95	43.57	70,608	1.24	(0.86)	1.24	42

53.06	15.29	40,691	0.91	(0.37)	0.96	67
49.24	13.61	38,037	0.95	(0.39)	1.00	55
43.34	19.73	23,144	0.95	(0.37)	1.00	45
36.47	(28.65)	19,437	0.97	(0.56)	1.00	45
55.76	43.92	22,947	0.99	(0.60)	0.99	42

54.84	15.49	563,921	0.75	(0.22)	0.80	67
50.70	13.78	528,171	0.79	(0.23)	0.84	55
44.56	19.95	504,025	0.79	(0.21)	0.85	45
37.42	(28.53)	448,298	0.79	(0.39)	0.85	45
57.00	44.22	730,273	0.79	(0.40)	0.84	42

55.48	15.61	7,914,715	0.66	(0.12)	0.71	67
51.20	13.88	6,346,311	0.70	(0.14)	0.74	55
44.96	20.03	5,188,694	0.70	(0.11)	0.75	45
37.73	(28.47)	3,842,661	0.72	(0.31)	0.75	45
57.39	44.30	4,435,662	0.74	(0.35)	0.74	42

41

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Year Ended June 30, 2025	$35.88	$0.26	$3.58	$3.84	$(0.25)	$(4.08)	$(4.33)
Year Ended June 30, 2024	34.36	0.28	3.29	3.57	(0.34)	(1.71)	(2.05)
Year Ended June 30, 2023	34.90	0.32	3.01	3.33	(0.28)	(3.59)	(3.87)
Year Ended June 30, 2022	43.69	0.24	(2.97)	(2.73)	(0.16)	(5.90)	(6.06)
Year Ended June 30, 2021	31.12	0.17	15.09	15.26	(0.29)	(2.40)	(2.69)
Class C
Year Ended June 30, 2025	33.75	0.07	3.37	3.44	(0.05)	(4.08)	(4.13)
Year Ended June 30, 2024	32.43	0.09	3.11	3.20	(0.17)	(1.71)	(1.88)
Year Ended June 30, 2023	33.10	0.13	2.86	2.99	(0.07)	(3.59)	(3.66)
Year Ended June 30, 2022	41.77	0.03	(2.80)	(2.77)	—	(5.90)	(5.90)
Year Ended June 30, 2021	29.77	(0.02)	14.44	14.42	(0.02)	(2.40)	(2.42)
Class I
Year Ended June 30, 2025	36.60	0.36	3.63	3.99	(0.33)	(4.08)	(4.41)
Year Ended June 30, 2024	34.99	0.37	3.37	3.74	(0.42)	(1.71)	(2.13)
Year Ended June 30, 2023	35.48	0.40	3.07	3.47	(0.37)	(3.59)	(3.96)
Year Ended June 30, 2022	44.30	0.34	(3.02)	(2.68)	(0.24)	(5.90)	(6.14)
Year Ended June 30, 2021	31.51	0.27	15.30	15.57	(0.38)	(2.40)	(2.78)
Class L
Year Ended June 30, 2025	37.33	0.42	3.72	4.14	(0.39)	(4.08)	(4.47)
Year Ended June 30, 2024	35.66	0.43	3.43	3.86	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.09	0.47	3.12	3.59	(0.43)	(3.59)	(4.02)
Year Ended June 30, 2022	44.98	0.43	(3.09)	(2.66)	(0.33)	(5.90)	(6.23)
Year Ended June 30, 2021	31.96	0.36	15.51	15.87	(0.45)	(2.40)	(2.85)
Class R2
Year Ended June 30, 2025	33.33	0.15	3.33	3.48	(0.18)	(4.08)	(4.26)
Year Ended June 30, 2024	32.08	0.17	3.07	3.24	(0.28)	(1.71)	(1.99)
Year Ended June 30, 2023	32.84	0.21	2.84	3.05	(0.22)	(3.59)	(3.81)
Year Ended June 30, 2022	41.48	0.12	(2.78)	(2.66)	(0.08)	(5.90)	(5.98)
Year Ended June 30, 2021	29.67	0.07	14.36	14.43	(0.22)	(2.40)	(2.62)
Class R3
Year Ended June 30, 2025	35.37	0.25	3.52	3.77	(0.25)	(4.08)	(4.33)
Year Ended June 30, 2024	33.90	0.27	3.26	3.53	(0.35)	(1.71)	(2.06)
Year Ended June 30, 2023	34.49	0.31	2.98	3.29	(0.29)	(3.59)	(3.88)
Year Ended June 30, 2022	43.25	0.23	(2.94)	(2.71)	(0.15)	(5.90)	(6.05)
Year Ended June 30, 2021	30.83	0.17	14.95	15.12	(0.30)	(2.40)	(2.70)
Class R4
Year Ended June 30, 2025	36.30	0.35	3.62	3.97	(0.33)	(4.08)	(4.41)
Year Ended June 30, 2024	34.76	0.37	3.33	3.70	(0.45)	(1.71)	(2.16)
Year Ended June 30, 2023	35.29	0.40	3.05	3.45	(0.39)	(3.59)	(3.98)
Year Ended June 30, 2022	44.02	0.34	(3.00)	(2.66)	(0.17)	(5.90)	(6.07)
Year Ended June 30, 2021	31.34	0.27	15.20	15.47	(0.39)	(2.40)	(2.79)
Class R5
Year Ended June 30, 2025	37.25	0.42	3.71	4.13	(0.39)	(4.08)	(4.47)
Year Ended June 30, 2024	35.59	0.43	3.42	3.85	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.03	0.47	3.10	3.57	(0.42)	(3.59)	(4.01)
Year Ended June 30, 2022	44.90	0.40	(3.06)	(2.66)	(0.31)	(5.90)	(6.21)
Year Ended June 30, 2021	31.90	0.33	15.49	15.82	(0.42)	(2.40)	(2.82)

42

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$35.39	10.35%	$1,128,401	1.10%	0.71%	1.21%	39%
35.88	10.75	1,154,573	1.14	0.79	1.24	13
34.36	9.66	1,181,402	1.14	0.91	1.24	12
34.90	(7.73)	1,203,015	1.18	0.57	1.24	16
43.69	51.06	1,608,828	1.22	0.46	1.23	21

33.06	9.78	29,068	1.60	0.20	1.71	39
33.75	10.20	35,234	1.64	0.28	1.75	13
32.43	9.10	44,732	1.64	0.38	1.74	12
33.10	(8.17)	61,031	1.68	0.07	1.74	16
41.77	50.32	76,078	1.72	(0.05)	1.73	21

36.18	10.59	1,583,448	0.85	0.95	0.95	39
36.60	11.06	1,734,586	0.89	1.04	0.99	13
34.99	9.92	1,886,979	0.89	1.14	0.99	12
35.48	(7.50)	2,276,870	0.93	0.81	0.98	16
44.30	51.46	3,061,126	0.97	0.72	0.98	21

37.00	10.77	4,599,997	0.71	1.09	0.80	39
37.33	11.19	5,443,664	0.75	1.18	0.84	13
35.66	10.11	6,071,628	0.75	1.29	0.84	12
36.09	(7.35)	6,586,299	0.75	1.00	0.83	16
44.98	51.76	7,839,627	0.75	0.94	0.83	21

32.55	10.04	66,990	1.36	0.45	1.48	39
33.33	10.45	65,891	1.40	0.52	1.51	13
32.08	9.39	60,386	1.40	0.65	1.49	12
32.84	(7.97)	59,842	1.43	0.32	1.49	16
41.48	50.69	71,087	1.48	0.21	1.49	21

34.81	10.30	73,734	1.11	0.70	1.20	39
35.37	10.77	74,046	1.15	0.78	1.24	13
33.90	9.65	71,414	1.15	0.90	1.24	12
34.49	(7.75)	69,915	1.18	0.56	1.23	16
43.25	51.07	88,116	1.22	0.47	1.23	21

35.86	10.61	27,856	0.86	0.94	0.95	39
36.30	11.02	30,419	0.90	1.06	0.99	13
34.76	9.90	18,338	0.90	1.14	0.99	12
35.29	(7.50)	22,574	0.94	0.80	0.98	16
44.02	51.47	31,938	0.97	0.70	0.98	21

36.91	10.78	52,592	0.71	1.10	0.80	39
37.25	11.19	49,620	0.75	1.18	0.84	13
35.59	10.08	47,429	0.75	1.30	0.84	12
36.03	(7.35)	48,283	0.78	0.94	0.83	16
44.90	51.69	89,178	0.82	0.87	0.83	21

43

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund (continued)
Class R6
Year Ended June 30, 2025	$37.32	$0.46	$3.71	$4.17	$(0.43)	$(4.08)	$(4.51)
Year Ended June 30, 2024	35.65	0.46	3.43	3.89	(0.51)	(1.71)	(2.22)
Year Ended June 30, 2023	36.09	0.51	3.11	3.62	(0.47)	(3.59)	(4.06)
Year Ended June 30, 2022	44.96	0.46	(3.08)	(2.62)	(0.35)	(5.90)	(6.25)
Year Ended June 30, 2021	31.94	0.37	15.51	15.88	(0.46)	(2.40)	(2.86)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

44

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$36.98	10.86%	$4,976,734	0.61%	1.20%	0.70%	39%
37.32	11.30	4,304,906	0.65	1.28	0.74	13
35.65	10.20	4,087,234	0.65	1.42	0.74	12
36.09	(7.26)	3,480,524	0.68	1.07	0.73	16
44.96	51.83	4,184,659	0.72	0.97	0.73	21

45

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Year Ended June 30, 2025	$37.44	$0.48	$4.33	$4.81	$(0.50)	$(3.36)	$(3.86)
Year Ended June 30, 2024	35.00	0.50	4.41	4.91	(0.50)	(1.97)	(2.47)
Year Ended June 30, 2023	36.05	0.52	2.02	2.54	(0.53)	(3.06)	(3.59)
Year Ended June 30, 2022	42.90	0.41	(1.67)	(1.26)	(0.32)	(5.27)	(5.59)
Year Ended June 30, 2021	29.53	0.34	14.04	14.38	(0.48)	(0.53)	(1.01)
Class C
Year Ended June 30, 2025	37.40	0.29	4.32	4.61	(0.29)	(3.36)	(3.65)
Year Ended June 30, 2024	34.90	0.32	4.41	4.73	(0.26)	(1.97)	(2.23)
Year Ended June 30, 2023	35.91	0.34	2.00	2.34	(0.29)	(3.06)	(3.35)
Year Ended June 30, 2022	42.73	0.20	(1.65)	(1.45)	(0.10)	(5.27)	(5.37)
Year Ended June 30, 2021	29.38	0.16	13.99	14.15	(0.27)	(0.53)	(0.80)
Class I
Year Ended June 30, 2025	37.80	0.59	4.36	4.95	(0.59)	(3.36)	(3.95)
Year Ended June 30, 2024	35.30	0.59	4.46	5.05	(0.58)	(1.97)	(2.55)
Year Ended June 30, 2023	36.31	0.61	2.03	2.64	(0.59)	(3.06)	(3.65)
Year Ended June 30, 2022	43.15	0.51	(1.68)	(1.17)	(0.40)	(5.27)	(5.67)
Year Ended June 30, 2021	29.71	0.43	14.13	14.56	(0.59)	(0.53)	(1.12)
Class L
Year Ended June 30, 2025	37.85	0.64	4.38	5.02	(0.65)	(3.36)	(4.01)
Year Ended June 30, 2024	35.35	0.64	4.46	5.10	(0.63)	(1.97)	(2.60)
Year Ended June 30, 2023	36.36	0.66	2.04	2.70	(0.65)	(3.06)	(3.71)
Year Ended June 30, 2022	43.20	0.57	(1.68)	(1.11)	(0.46)	(5.27)	(5.73)
Year Ended June 30, 2021	29.73	0.49	14.14	14.63	(0.63)	(0.53)	(1.16)
Class R2
Year Ended June 30, 2025	36.80	0.38	4.24	4.62	(0.47)	(3.36)	(3.83)
Year Ended June 30, 2024	34.48	0.40	4.34	4.74	(0.45)	(1.97)	(2.42)
Year Ended June 30, 2023	35.56	0.41	2.00	2.41	(0.43)	(3.06)	(3.49)
Year Ended June 30, 2022	42.46	0.31	(1.65)	(1.34)	(0.29)	(5.27)	(5.56)
Year Ended June 30, 2021	29.31	0.26	13.90	14.16	(0.48)	(0.53)	(1.01)
Class R3
Year Ended June 30, 2025	36.82	0.47	4.25	4.72	(0.51)	(3.36)	(3.87)
Year Ended June 30, 2024	34.48	0.49	4.34	4.83	(0.52)	(1.97)	(2.49)
Year Ended June 30, 2023	35.51	0.50	2.00	2.50	(0.47)	(3.06)	(3.53)
Year Ended June 30, 2022	42.36	0.41	(1.65)	(1.24)	(0.34)	(5.27)	(5.61)
Year Ended June 30, 2021	29.21	0.33	13.88	14.21	(0.53)	(0.53)	(1.06)
Class R4
Year Ended June 30, 2025	38.14	0.60	4.38	4.98	(0.62)	(3.36)	(3.98)
Year Ended June 30, 2024	35.62	0.60	4.49	5.09	(0.60)	(1.97)	(2.57)
Year Ended June 30, 2023	36.30	0.61	2.04	2.65	(0.27)	(3.06)	(3.33)
Year Ended June 30, 2022	42.92	0.50	(1.67)	(1.17)	(0.18)	(5.27)	(5.45)
Year Ended June 30, 2021	29.56	0.42	14.06	14.48	(0.59)	(0.53)	(1.12)
Class R5
Year Ended June 30, 2025	37.76	0.64	4.36	5.00	(0.65)	(3.36)	(4.01)
Year Ended June 30, 2024	35.27	0.64	4.46	5.10	(0.64)	(1.97)	(2.61)
Year Ended June 30, 2023	36.30	0.65	2.04	2.69	(0.66)	(3.06)	(3.72)
Year Ended June 30, 2022	43.12	0.57	(1.69)	(1.12)	(0.43)	(5.27)	(5.70)
Year Ended June 30, 2021	29.67	0.49	14.11	14.60	(0.62)	(0.53)	(1.15)

46

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$38.39	12.90%	$1,317,334	1.00%	1.24%	1.11%	39%
37.44	14.62	1,328,087	1.04	1.39	1.15	17
35.00	7.03	1,245,482	1.04	1.45	1.14	24
36.05	(3.78)	1,101,144	1.07	0.99	1.14	23
42.90	49.47	1,050,569	1.13	0.94	1.14	34

38.36	12.32	147,754	1.50	0.74	1.62	39
37.40	14.07	171,159	1.54	0.89	1.65	17
34.90	6.47	222,660	1.54	0.94	1.65	24
35.91	(4.24)	281,613	1.58	0.48	1.65	23
42.73	48.75	349,246	1.63	0.45	1.64	34

38.80	13.18	1,572,507	0.75	1.49	0.86	39
37.80	14.91	1,619,210	0.79	1.64	0.89	17
35.30	7.29	1,849,562	0.79	1.69	0.89	24
36.31	(3.54)	2,039,492	0.82	1.23	0.89	23
43.15	49.86	2,326,829	0.88	1.20	0.89	34

38.86	13.34	1,332,144	0.62	1.63	0.70	39
37.85	15.06	1,311,918	0.65	1.78	0.74	17
35.35	7.44	1,406,943	0.65	1.83	0.74	24
36.36	(3.39)	1,653,596	0.68	1.38	0.74	23
43.20	50.10	1,855,713	0.73	1.35	0.74	34

37.59	12.58	590	1.26	0.99	1.42	39
36.80	14.33	456	1.30	1.13	1.58	17
34.48	6.75	334	1.30	1.18	1.52	24
35.56	(4.02)	292	1.33	0.77	1.49	23
42.46	49.10	194	1.38	0.73	1.54	34

37.67	12.86	2,370	1.01	1.24	1.16	39
36.82	14.61	2,150	1.05	1.38	1.21	17
34.48	7.03	2,195	1.05	1.41	1.20	24
35.51	(3.78)	2,845	1.08	1.00	1.17	23
42.36	49.46	3,020	1.13	0.92	1.17	34

39.14	13.14	587	0.76	1.51	0.86	39
38.14	14.90	309	0.80	1.63	1.08	17
35.62	7.29	173	0.80	1.69	0.93	24
36.30	(3.53)	118	0.84	1.20	0.89	23
42.92	49.86	1,724	0.88	1.26	0.89	34

38.75	13.33	18,780	0.61	1.63	0.70	39
37.76	15.08	17,623	0.65	1.78	0.74	17
35.27	7.45	18,118	0.65	1.87	0.74	24
36.30	(3.40)	1,178	0.68	1.38	0.74	23
43.12	50.12	1,365	0.73	1.41	0.74	34

47

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund (continued)
Class R6
Year Ended June 30, 2025	$37.80	$0.68	$4.36	$5.04	$(0.69)	$(3.36)	$(4.05)
Year Ended June 30, 2024	35.31	0.68	4.45	5.13	(0.67)	(1.97)	(2.64)
Year Ended June 30, 2023	36.32	0.69	2.05	2.74	(0.69)	(3.06)	(3.75)
Year Ended June 30, 2022	43.16	0.61	(1.68)	(1.07)	(0.50)	(5.27)	(5.77)
Year Ended June 30, 2021	29.71	0.52	14.13	14.65	(0.67)	(0.53)	(1.20)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

48

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$38.79	13.42%	$4,550,788	0.51%	1.73%	0.60%	39%
37.80	15.17	4,294,901	0.55	1.88	0.64	17
35.31	7.58	4,341,944	0.55	1.93	0.64	24
36.32	(3.30)	4,495,856	0.58	1.47	0.64	23
43.16	50.23	5,562,656	0.63	1.44	0.64	34

49

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) was organized as a Massachusetts business trust on September 23, 1997, as an open-end management investment company.
J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG,” and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”) was organized as a Maryland corporation on August 19, 1997, as an open-end management investment company.
The following are 5 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Non-Diversified*
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

*	Prior to February 5, 2025, JPMorgan Growth Advantage Fund operated as a diversified company.
The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.
The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.
The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.
Class L Shares of Mid Cap Value Fund and Value Advantage Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

50	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Growth Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$22,234,242	$—	$—	$22,234,242

(a)	Please refer to the SOI for specifics of portfolio holdings.

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,551,557	$—	$—	$5,551,557

(a)	Please refer to the SOI for specifics of portfolio holdings.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	51

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,720,162	$—	$—	$12,720,162

(a)	Please refer to the SOI for specifics of portfolio holdings.

Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,517,240	$—	$—	$12,517,240

(a)	Please refer to the SOI for specifics of portfolio holdings.

Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,932,181	$—	$—	$8,932,181

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2025, the Funds had no investments in restricted securities including securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

52	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Mid Cap Equity Fund	$23,550	$(23,550)	$—
Mid Cap Growth Fund	137,577	(137,577)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended June 30, 2025, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Mid Cap Equity Fund	$— (a)
Mid Cap Growth Fund	1
Mid Cap Value Fund	— (a)
Value Advantage Fund	1

(a)	Amount rounds to less than one thousand.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Growth Advantage Fund did not have any securities out on loan at June 30, 2025.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Growth Advantage Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$195,828	$4,466,985	$4,440,220	$— (c)	$5	$222,598	222,553	$11,709	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	—	142,729	142,729	—	—	—	—	508 *	—
Total	$195,828	$4,609,714	$4,582,949	$—	$5	$222,598		$12,217	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	53

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
Mid Cap Equity Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$100,859	$2,347,910	$2,361,009	$(9)	$6	$87,757	87,739	$6,673	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	12,384	212,397	200,497	—	1	24,285	24,285	385 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	1,716	16,518	18,234	—	—	—	—	14 *	—
Total	$114,959	$2,576,825	$2,579,740	$(9)	$7	$112,042		$7,072	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Growth Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$175,763	$2,832,359	$2,981,888	$14	$1	$26,249	26,244	$8,474	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	108,380	696,224	662,963	—	9	141,650	141,650	2,060 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	12,884	74,443	87,327	—	—	—	—	57 *	—
Total	$297,027	$3,603,026	$3,732,178	$14	$10	$167,899		$10,591	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Value Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$174,796	$3,480,664	$3,426,261	$59	$20	$229,278	229,232	$16,220	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	5,977	210,354	216,332	1 *	—	—	—	202 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	1,295	9,891	11,186	—	—	—	—	7 *	—
Total	$182,068	$3,700,909	$3,653,779	$60	$20	$229,278		$16,429	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

54	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Value Advantage Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$77,317	$2,835,377	$2,736,450	$(53)	$14	$176,205	176,170	$9,768	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	59,092	242,252	301,345	(1)*	2	—	—	894 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	8,047	30,908	38,955	—	—	—	—	38 *	—
Total	$144,456	$3,108,537	$3,076,750	$(54)	$16	$176,205		$10,700	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2025, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Growth Advantage Fund
Transfer agency fees	$173	$50	$86	n/a	$4	$3	$1	$4	$160	$481

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	55

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Mid Cap Equity Fund
Transfer agency fees	$23	$3	$14	n/a	$4	n/a	n/a	$— (a)	$68	$112
Mid Cap Growth Fund
Transfer agency fees	243	7	152	n/a	28	$5	$1	9	195	640
Mid Cap Value Fund
Transfer agency fees	74	4	27	$58	23	2	1	1	103	293
Value Advantage Fund
Transfer agency fees	73	22	35	21	— (a)	2	— (a)	— (a)	53	206

(a)	Amount rounds to less than one thousand.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Growth Advantage Fund	$85,338	$36,820	$(122,158)
Mid Cap Equity Fund	—	7	(7)
Mid Cap Growth Fund	—	33,577	(33,577)
Mid Cap Value Fund	159,129	(101)	(159,028)
Value Advantage Fund	77,515	(25)	(77,490)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments, net operating losses and tax equalization.
J. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
K. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.

56	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.50%
Mid Cap Equity Fund	0.60
Mid Cap Growth Fund	0.60
Mid Cap Value Fund	0.60
Value Advantage Fund	0.50
Prior to November 1, 2024, the investment advisory fee was accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.55%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Value Advantage Fund	0.55
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended June 30, 2025, the effective rate was 0.064%, 0.075%, 0.075%, 0.069% and 0.075%, respectively, of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Growth Advantage Fund	$538	$2
Mid Cap Equity Fund	98	— (a)
Mid Cap Growth Fund	83	— (a)
Mid Cap Value Fund	38	—

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	57

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
	Front-End Sales Charge	CDSC
Value Advantage Fund	$86	$— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	0.99%	1.49%	0.74%	n/a	1.25%	1.00%	0.75%	0.60%	0.50%
Mid Cap Equity Fund	1.09	1.59	0.84	n/a	1.35	n/a	n/a	0.70	0.60
Mid Cap Growth Fund	1.09	1.59	0.84	n/a	1.40	1.15	0.90	0.74	0.65
Mid Cap Value Fund	1.09	1.59	0.84	0.75%	1.35	1.10	0.85	0.70	0.60
Value Advantage Fund	0.99	1.49	0.74	0.75	1.25	1.00	0.75	0.60	0.50

Prior to November 1, 2024, the contractual expense limitation is shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	1.04%	1.54%	0.79%	n/a	1.30%	1.05%	0.80%	0.65%	0.55%
Mid Cap Equity Fund	1.14	1.64	0.89	n/a	1.39	n/a	n/a	0.74	0.64
Mid Cap Growth Fund	1.14	1.64	0.89	n/a	1.45	1.20	0.95	0.79	0.70
Mid Cap Value Fund	1.14	1.64	0.89	0.75%	1.40	1.15	0.90	0.75	0.65
Value Advantage Fund	1.04	1.54	0.79	0.75	1.30	1.05	0.80	0.65	0.55

The expense limitation agreements were in effect for the year ended June 30, 2025 and are in place until at least October 31, 2025.

58	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

For the year ended June 30, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$12,788	$6,191	$1,247	$20,226	$17
Mid Cap Equity Fund	3,258	2,173	153	5,584	37
Mid Cap Growth Fund	2,790	1,859	2,639	7,288	—
Mid Cap Value Fund	6,635	4,426	411	11,472	84
Value Advantage Fund	4,711	3,140	451	8,302	53
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended June 30, 2025 were as follows:

Growth Advantage Fund	$268
Mid Cap Equity Fund	152
Mid Cap Growth Fund	198
Mid Cap Value Fund	365
Value Advantage Fund	208
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2025, Mid Cap Equity Fund and Mid Cap Growth Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The below Funds used related party broker-dealers during the year ended June 30, 2025, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Growth Advantage Fund	$45
Mid Cap Equity Fund	122
Mid Cap Growth Fund	9
Value Advantage Fund	28
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	59

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
4. Investment Transactions
During the year ended June 30, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$7,426,340	$8,550,013
Mid Cap Equity Fund	3,564,750	3,028,334
Mid Cap Growth Fund	7,937,200	7,600,553
Mid Cap Value Fund	4,970,850	6,590,613
Value Advantage Fund	3,443,843	4,298,760
During the year ended June 30, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$10,583,806	$11,797,306	$146,870	$11,650,436
Mid Cap Equity Fund	4,266,112	1,402,550	117,105	1,285,445
Mid Cap Growth Fund	9,537,383	3,430,822	248,043	3,182,779
Mid Cap Value Fund	8,228,607	4,673,505	384,872	4,288,633
Value Advantage Fund	5,931,218	3,140,558	139,595	3,000,963
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$—	$1,206,829	$1,206,829
Mid Cap Equity Fund	28,909	203,326	232,235
Mid Cap Growth Fund	—	813,423	813,423
Mid Cap Value Fund	138,969	1,333,090	1,472,059
Value Advantage Fund	171,767	701,806	873,573

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$—	$104,122	$104,122
Mid Cap Equity Fund	23,095	—	23,095
Mid Cap Value Fund	170,853	605,957	776,810
Value Advantage Fund	151,126	467,792	618,918

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

60	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

As of June 30, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$—	$1,803,000	$11,650,436
Mid Cap Equity Fund	18,630	187,569	1,285,445
Mid Cap Growth Fund	81,708	782,142	3,182,779
Mid Cap Value Fund	64,127	1,166,365	4,288,633
Value Advantage Fund	86,966	639,233	3,000,963

The cumulative timing differences primarily consist of ordinary loss deferrals and wash sale loss deferrals.
As of June 30, 2025, the Funds did not have any net capital loss carryforwards.
Net capital losses (gains) incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2025, the following Funds deferred to July 1, 2025 the following net capital losses (gains), and late year ordinary losses of:
	Net Capital Losses (Gains)	Late Year Ordinary Loss Deferral
	Short-Term
Growth Advantage Fund	$—	$8,628
Mid Cap Growth Fund	—	8,090
Mid Cap Value Fund	46,760	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2025.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	61

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of June 30, 2025, the Funds had individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	1	13.1%	1	25.1%
Mid Cap Equity Fund	—	—	2	67.8
Mid Cap Growth Fund	—	—	3	41.6
Mid Cap Value Fund	—	—	3	43.5
Value Advantage Fund	1	10.5	1	14.6
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of June 30, 2025, JPMorgan SmartRetirement Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
JPMorgan SmartRetirement Funds
Value Advantage Fund	19.8%
Because the Funds invest in Real Estate Investment Trusts (“REITs”), the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

62	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Mutual Fund Investment Trust, J.P. Morgan Fleming Mutual Fund Group, Inc., JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Growth Advantage Fund, JPMorgan Mid Cap Equity Fund, JPMorgan Mid Cap Growth Fund, JPMorgan Mid Cap Value Fund and JPMorgan Value Advantage Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Growth Advantage Fund (constituting J.P. Morgan Mutual Fund Investment Trust), JPMorgan Mid Cap Value Fund (constituting J.P. Morgan Fleming Mutual Fund Group, Inc.), JPMorgan Mid Cap Equity Fund and JPMorgan Value Advantage Fund (two of the funds constituting JPMorgan Trust I) and JPMorgan Mid Cap Growth Fund (one of the funds constituting JPMorgan Trust II) (hereafter collectively referred to as the "Funds") as of June 30, 2025, the related statements of operations for the year ended June 30, 2025, the statements of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2025 and each of the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, transfer agents and broker; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 22, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	63

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2025:
Dividends Received Deduction
JPMorgan Mid Cap Equity Fund	100.00%
JPMorgan Mid Cap Value Fund	100.00
JPMorgan Value Advantage Fund	94.64
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2025:
Long-Term Capital Gain Distribution
JPMorgan Growth Advantage Fund	$1,309,377
JPMorgan Mid Cap Equity Fund	203,326
JPMorgan Mid Cap Growth Fund	813,423
JPMorgan Mid Cap Value Fund	1,492,219
JPMorgan Value Advantage Fund	777,400
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2025:
Qualified Dividend Income
JPMorgan Mid Cap Equity Fund	$28,909
JPMorgan Mid Cap Value Fund	138,969
JPMorgan Value Advantage Fund	166,911

64	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

1

THIS PAGE IS INTENTIONALLY LEFT BLANK

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. June 2025.
AN-MC-625

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
JPMorgan Growth Advantage Fund
J.P. Morgan Mutual Fund Investment Trust held a special meeting of shareholders on October 2, 2024, for the purpose of considering and voting upon the approval to change the JPMorgan Growth Advantage Fund (the “Fund”) from a diversified company to a non-diversified company by eliminating the Fund’s related fundamental investment policy.
The special meeting was adjourned to October 30, 2024, November 21, 2024 and December 18, 2024 to allow shareholders additional time to vote on the proposal. The proposal was not approved by either 67% or more of the shares present or represented by proxy at the meeting, or by more than 50% of the outstanding shares (as of the record date set for the special shareholder meeting) of the Fund, as is required, at the October 2, 2024 meeting, the October 30, 2024 meeting and the November 21, 2024 meeting. The elimination of the fundamental investment policy was approved by shareholders of the Fund when the special meeting reconvened on December 18, 2024.
The results of the voting were as follows:
October 2, 2024 Meeting:	Dollar value of Votes Received (000’s)

For	$158,977
Against	6,027
Abstain	8,103

October 30, 2024 Meeting:

For	$172,405
Against	8,846
Abstain	15,001

November 21, 2024 Meeting:

For	$182,091
Against	10,426
Abstain	19,169

December 18, 2024 Meeting:

For	$196,091
Against	11,660
Abstain	25,265
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer

September 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer

September 2, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer

September 2, 2025